As filed with the Securities and Exchange Commission on February 28, 2008

1933 Act File No. 333-104972
1940 Act File No. 811-21339

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 7
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8

Morgan Stanley Institutional Liquidity Funds

(a Massachusetts business trust)
(Exact Name of Registrant)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 869-6397

Amy R. Doberman
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

 immediately upon filing pursuant to paragraph (b)

 on February 29, 2008 pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 on (date) pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 on (date) pursuant to paragraph (a)(2) of rule 485.

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Institutional Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 29, 2008

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Institutional Class Prospectus
February 29, 2008

Institutional Class Prospectus
February 29, 2008

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on February 2, 2004

High Quarter 09/30/07	1.36%
Low Quarter 06/30/04	0.27%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 02/02/04
Money Market Portfolio	5.37%	3.82%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Institutional Class Prospectus
February 29, 2008

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on February 2, 2004

High Quarter 09/30/07	1.34%
Low Quarter 06/30/04	0.26%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 02/02/04
Prime Portfolio	5.34%	3.80%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Institutional Class Prospectus
February 29, 2008

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on August 9, 2004

High Quarter 12/31/06	1.33%
Low Quarter 03/31/05	0.61%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/09/04
Government Portfolio	5.17%	4.18%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Institutional Class Prospectus
February 29, 2008

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Institutional Class Prospectus
February 29, 2008

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on August 9, 2004

High Quarter 12/31/06	1.33%
Low Quarter 03/31/05	0.57%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/09/04
Treasury Portfolio	4.93%	4.06%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Institutional Class Prospectus
February 29, 2008

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on February 2, 2004

High Quarter 09/30/07	0.92%
Low Quarter 6/30/04	0.26%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 02/02/04
Tax-Exempt Portfolio	3.62%	2.68%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Institutional Class Prospectus
February 29, 2008

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Institutional Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio*		Treasury Portfolio	Treasury Securities Portfolio*		Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%		0.15%	0.15%		0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A		N/A	N/A		N/A
Other Expenses	0.06%	0.06%	0.07%	0.25%	*	0.08%	0.25%	*	0.08%
Total Institutional Class Operating Expenses**	0.21%	0.21%	0.22%	0.40%		0.23%	0.40%		0.23%

*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Institutional Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.20%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Institutional Class” operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios” Institutional Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$22	$ 68	$118	$268
Prime Portfolio	22	68	118	268
Government Portfolio	23	71	124	280
Government Securities Portfolio*	41	128	N/A	N/A
Treasury Portfolio	24	74	130	293
Treasury Securities Portfolio*	41	128	N/A	N/A
Tax-Exempt Portfolio	24	74	130	293

*         As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

14

Institutional Class Prospectus
February 29, 2008

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Institutional Class Prospectus
February 29, 2008

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Institutional Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Institutional Class shares of each Portfolio. The Fund also offers other classes of shares through separate propectuses. For information regarding other share classes, contact the Fund or your financial intermediary.

Institutional Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Institutional Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day tha t the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the

17

Institutional Class Prospectus
February 29, 2008

primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, Ohio 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Institutional Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds

Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Institutional Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Institutional Class Prospectus
February 29, 2008

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

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General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Institutional Class Shares for Institutional Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number).

20

Institutional Class Prospectus
February 29, 2008

Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S.

Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

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Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Institutional Class Prospectus
February 29, 2008

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2007 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2007 Actual Compensation Rate
Money Market Portfolio	0.15%	0.057%
Prime Portfolio	0.15%	0.061%
Government Portfolio	0.15%	0.049%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.028%

*	As of the date of this Prospectus, the Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005, October 31, 2006 and October 31, 2007, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2007, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2007	$1.000	$0.053	$0.000	^	$(0.053)	$ —		$1.000
2006	1.000	0.048	0.000	^	(0.048)	(0.000)	^	1.000
2005	1.000	0.028	—		(0.028)	—		1.000
2004	1.000	0.009	—		(0.009)	—		1.000
Prime Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2007	$1.000	$0.053	$(0.000)	^	$(0.053)	$ (0.000)	^	$1.000
2006	1.000	0.047	0.000	^	(0.047)	(0.000)	^	1.000
2005	1.000	0.028	—		(0.028)	—		1.000
2004	1.000	0.009	—		(0.009)	—		1.000
Government Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2007	$1.000	$0.052	$0.000	^	$(0.052)	$ —		$1.000
2006	1.000	0.048	—		(0.048)	—		1.000
2005	1.000	0.029	—		(0.029)	—		1.000
2004	1.000	0.004	—		(0.004)	—		1.000
Treasury Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2007	$1.000	$0.050	$0.000	^	$(0.050)	$(0.000)	^	$1.000
2006	1.000	0.047	—		(0.047)	—		1.000
2005	1.000	0.028	—		(0.028)	—		1.000
2004	1.000	0.004	—		(0.004)	—		1.000
Tax-Exempt Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2007	$1.000	$0.036	$ —		$(0.036)	$ —		$1.000
2006	1.000	0.032	—		(0.032)	—		1.000
2005	1.000	0.022	—		(0.022)	—		1.000
2004	1.000	0.008	—		(0.008)	—		1.000

24

Institutional Class Prospectus
February 29, 2008

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)
Money Market Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2007	5.42%	#	$10,013,524	0.12%		5.28%
2006	4.89%		5,546,418	0.09%		4.89%
2005	2.87%		3,082,234	0.10%		2.85%
2004	0.95%	‡	3,077,029	0.07%	*†	1.41%*
Prime Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2007	5.40%	#	$23,535,446	0.12%		5.26%
2006	4.86%		17,542,077	0.12%		4.75%
2005	2.87%		13,965,500	0.11%		2.85%
2004	0.94%	‡	8,732,862	0.08%	*	1.41%	*
Government Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2007	5.30%		$ 6,928,113	0.12%		5.12%
2006	4.87%		2,265,613	0.09%		4.76%
2005	2.91%		2,196,511	0.05%		3.07%
2004	0.38%	‡	414,567	0.05%	*†	1.73%	*
Treasury Portfolio (Commencement
of Institutional Class Operations 8/9/04)
2007	5.16%		$ 2,836,089	0.10%		4.50%
2006	4.82%		2,189	0.05%		4.29%
2005	2.79%		70,087	0.05%		2.61%
2004	0.36%	‡	187,770	0.05%	*†	1.57%	*
Tax-Exempt Portfolio (Commencement
of Institutional Class Operations 2/2/04)
2007	3.66%		$ 2,191,307	0.11%		3.60%
2006	3.27%		672,514	0.10%		3.14%
2005	2.17%		1,130,489	0.09%		2.35%
2004	0.84%	‡	109,292	0.06%	*†	1.19%	*

Notes to the Financial Highlights

(1)

 The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005		2006	2007
Money Market Portfolio	0.24%	*†	0.22%		0.22%	0.21%
Prime Portfolio	0.24%	*	0.22%		0.21%	0.21%
Government Portfolio	0.37%	*†	0.25%		0.21%	0.22%
Treasury Portfolio	0.35%	*†	0.49%	†	0.52%	0.23%
Tax-Exempt Portfolio	0.35%	*†	0.32%	†	0.23%	0.23%

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005	2006	2007
Money Market Portfolio	1.24%	*	2.73%	4.77%	5.19%
Prime Portfolio	1.25%*		2.74%	4.66%	5.17%
Government Portfolio	1.41%	*	2.87%	4.64%	5.02%
Treasury Portfolio	1.27%	*	2.17%	3.82%	4.37%
Tax-Exempt Portfolio	0.90%	*	2.12%	3.01%	3.47%

‡	Not Annualized

*	Annualized

^	Amount is less than $0.0005 per share.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market Portfolio’s Institutional Class was 5.35%. Without this reimbursement, the total return for the Prime Portfolio’s Institutional Class was 5.24%.

25

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 29, 2008, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFICPRO208

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Service Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 29, 2008

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Service Class Prospectus
February 29, 2008

Service Class Prospectus
February 29, 2008

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.34%
Low Quarter 06/30/05	0.72%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Money Market Portfolio	5.32%	4.38%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Service Class Prospectus
February 29, 2008

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.33%
Low Quarter 06/30/05	0.72%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Prime Portfolio	5.28%	4.36%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Service Class Prospectus
February 29, 2008

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (‘‘Ginnie Mae’’) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on November 1, 2004

High Quarter 12/31/06	1.32%
Low Quarter 06/30/05	0.72%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Government Portfolio	5.12%	4.32%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Service Class Prospectus
February 29, 2008

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Service Class Prospectus
February 29, 2008

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 12/31/06	1.32%
Low Quarter 06/30/05	0.70%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.87%	4.19%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Service Class Prospectus
February 29, 2008

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	0.91%
Low Quarter 09/30/05	0.58%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Tax-Exempt Portfolio	3.57%	3.00%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Service Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Service Class Prospectus
February 29, 2008

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Service Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio*		Treasury Portfolio	Treasury Securities Portfolio*		Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%		0.15%	0.15%		0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A		N/A	N/A		N/A
Other Expenses	0.06%	0.06%	0.07%	0.25%	*	0.35%	0.25%	*	0.09%
Shareholder Administration Fee**	0.05%	0.05%	0.05%	0.05%		0.05%	0.05%		0.05%
Total Service Class Operating Expenses***	0.26%	0.26%	0.27%	0.45%		0.55%	0.45%		0.29%

*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Service Class Shares in connection with their customers’ accounts.
***

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Service Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.25%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Service Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Service Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Service Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$27	$84	$146	$331
Prime Portfolio	27	84	146	331
Government Portfolio	28	87	152	343
Government Securities Portfolio*	46	144	N/A	N/A
Treasury Portfolio	56	176	307	689
Treasury Securities Portfolio*	46	144	N/A	N/A
Tax-Exempt Portfolio	30	93	163	368

*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

14

Service Class Prospectus
February 29, 2008

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

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Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Service Class Prospectus
February 29, 2008

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Service Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Service Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Service Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Service Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Service Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Service Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase

17

orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Service Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630. You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Service Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

18

Service Class Prospectus
February 29, 2008

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

19

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

20

Service Class Prospectus
February 29, 2008

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio’s Service Class Shares for Service Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

21

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

22

Service Class Prospectus
February 29, 2008

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

23

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2007 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2007 Actual Compensation Rate
Money Market Portfolio	0.15%	0.057%
Prime Portfolio	0.15%	0.061%
Government Portfolio	0.15%	0.049%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.028%

*        As of the date of this Prospectus, the Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Service Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.05% of each Portfolio’s average daily net assets of Service Class Shares owned beneficially by the customers of such service organizations during such period.

24

Service Class Prospectus
February 29, 2008

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006 and October 31, 2007, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2007, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio
(Commencement of
Service Class
Operations 11/1/04)
2007	$1.000	$0.052	$ 0.000	^	$(0.052)	$ —		$1.000
2006	1.000	0.047	0.000	^	(0.047)	(0.000)	^	1.000
2005	1.000	0.028	—		(0.028)	—		1.000
Prime Portfolio
(Commencement of
Service Class
Operations 11/1/04)
2007	$1.000	$0.052	$(0.000)	^	$(0.052)	$ (0.000)	^	$1.000
2006	1.000	0.047	0.000	^	(0.047)	(0.000)	^	1.000
2005	1.000	0.028	—		(0.028)	—		1.000
Government Portfolio
(Commencement of
Service Class
Operations 11/1/04)
2007	$1.000	$0.051	$ 0.000	^	$(0.051)	$ —		$1.000
2006	1.000	0.047	—		(0.047)	—		1.000
2005	1.000	0.028	—		(0.028)	—		1.000
Treasury Portfolio
(Commencement of
Service Class
Operations 11/1/04)
2007	$1.000	$0.050	$ 0.000	^	$(0.050)	$ (0.000)	^	$1.000
2006	1.000	0.047	—		(0.047)	—		1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Tax-Exempt Portfolio
(Commencement of
Service Class
Operations 11/1/04)
2007	$1.000	$0.035	$ —		$(0.035)	$ —		$1.000
2006	1.000	0.032	—		(0.032)	—		1.000
2005	1.000	0.021	—		(0.021)	—		1.000

25

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)
Money Market Portfolio
(Commencement of Service Class
Operations 11/1/04)
2007	5.37%	#	$ 530,874	0.17%		5.28%
2006	4.84%		100	0.14%		5.04%
2005	2.82%		100	0.15%		2.78%
Prime Portfolio
(Commencement of Service Class
Operations 11/1/04)
2007	5.34%	#	$1,097,867	0.17%		5.23%
2006	4.81%		185,442	0.17%		4.83%
2005	2.82%		10,457	0.16%		3.54%
Government Portfolio
(Commencement of Service Class
Operations 11/1/04)
2007	5.24%		$1,347,156	0.17%		4.93%
2006	4.81%		116	0.13%	††	4.67%
2005	2.86%		484	0.10%		2.65%
Treasury Portfolio
(Commencement of Service Class
Operations 11/1/04)
2007	5.11%		$ 100	0.11%	††	4.98%
2006	4.77%		100	0.10%		4.66%
2005	2.74%		100	0.10%		2.70%
Tax-Exempt Portfolio
(Commencement of Service Class
Operations 11/1/04)
2007	3.60%		$ 100	0.16%		3.54%
2006	3.21%		100	0.15%		3.16%
2005	2.12%		100	0.14%		2.10%

26

Service Class Prospectus
February 29, 2008

Notes to the Financial Highlights

(1)

 The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

	Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005	2006	2007
Money Market Portfolio	0.27%	0.27%	0.26%
Prime Portfolio	0.27%	0.26%	0.26%
Government Portfolio	0.30%	0.26%	0.27%
Treasury Portfolio	0.53%†	0.95%††	0.55%††
Tax-Exempt Portfolio	0.40%†	0.29%††	0.29%††

	Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005	2006	2007
Money Market Portfolio	2.66%	4.92%	5.20%
Prime Portfolio	3.43%	4.74%	5.15%
Government Portfolio	2.45%	4.54%	4.83%
Treasury Portfolio	2.27%	3.81%	4.54%
Tax-Exempt Portfolio	1.84%	3.02%	3.41%

^	Amount is less than $0.0005 per share.
^

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market Portfolio’s Service Class was 5.30%. Without this reimbursement, the total return for the Prime Portfolio’s Service Class was 5.19%.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 29, 2008, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFSCPRO208

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Investor Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 29, 2008

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investor Class Prospectus
February 29, 2008

Investor Class Prospectus
February 29, 2008

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.33%
Low Quarter 06/30/05	0.71%

Average Annual Total Return

(as of 12/31/07)

	Past	Since Inception
	One Year	11/01/04
Money Market Portfolio	5.26%	4.32%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Investor Class Prospectus
February 29, 2008

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.32%
Low Quarter 06/30/05	0.70%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Prime Portfolio	5.23%	4.31%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Investor Class Prospectus
February 29, 2008

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on August 9, 2004

High Quarter 12/31/06	1.30%
Low Quarter 01/31/05	0.58%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/09/04
Government Portfolio	5.06%	4.08%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Investor Class Prospectus
February 29, 2008

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Investor Class Prospectus
February 29, 2008

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 12/31/06	1.31%
Low Quarter 06/30/05	0.68%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.82%	4.14%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Investor Class Prospectus
February 29, 2008

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on June 8, 2004

High Quarter 06/30/07	0.90%
Low Quarter 12/31/04	0.38%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 06/08/04
Tax-Exempt Portfolio	3.52%	2.74%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Investor Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

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Investor Class Prospectus
February 29, 2008

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Investor Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio*	Treasury Portfolio	Treasury Securities Portfolio*	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.06%	0.06%	0.07%	0.25%*	0.26%	0.25%*	0.08%
Shareholder
Administration Fee**	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Investor Class
Operating Expenses***	0.31%	0.31%	0.32%	0.50%	0.51%	0.50%	0.33%
*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers’ accounts.
***

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Investor Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.30%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Investor Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Investor Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$32	$100	$174	$393
Prime Portfolio	32	100	174	393
Government Portfolio	33	103	180	406
Government Securities Portfolio*	51	160	N/A	N/A
Treasury Portfolio	52	164	285	640
Treasury Securities Portfolio*	51	160	N/A	N/A
Tax-Exempt Portfolio	34	106	185	418
*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

14

Investor Class Prospectus
February 29, 2008

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Investor Class Prospectus
February 29, 2008

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Investor Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Investor Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Investor Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Investor Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Investor Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Investor Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock

17

Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 pm on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Investor Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Investor Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record

18

Investor Class Prospectus
February 29, 2008

information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the

19

day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

20

Investor Class Prospectus
February 29, 2008

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio Money Market Portfolio Government Portfolio Treasury Portfolio	As of 5:00 p.m. Eastern time
Government Securities Portfolio Treasury Securities Portfolio	As of 3:00 p.m. Eastern time
Tax-Exempt Portfolio	As of 2:00 p.m. Eastern time

Exchange Privilege

You may exchange a Portfolio’s Investor Class Shares for Investor Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

21

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

22

Investor Class Prospectus
February 29, 2008

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

23

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global finanical services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2007 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2007 Actual Compensation Rate
Money Market Portfolio	0.15%	0.057%
Prime Portfolio	0.15%	0.061%
Government Portfolio	0.15%	0.049%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.028%

*	As of the date of this Prospectus, the Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Investor Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee at an annual rate of 0.10% of each Portfolio’s average daily net assets of Investor Class Shares which are owned beneficially by the customers of such service organization during such period.

24

Investor Class Prospectus
February 29, 2008

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005, October 31, 2006 and October 31, 2007, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2007, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio (Commencement of Investor Class Operations 11/1/04)
2007	$1.000	$0.052	$0.000	^	$(0.052)	$—		$1.000
2006	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
2005**	1.000	0.027	—		(0.027)	—		1.000
Prime Portfolio (Commencement of Investor Class Operations 11/1/04)
2007	$1.000	$0.052	$(0.000	)^	$(0.052)	$(0.000	)^	$1.000
2006	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Government Portfolio (Commencement of Investor Class Operations 8/9/04)
2007	$1.000	$0.051	$0.000	^	$(0.051)	$—		$1.000
2006	1.000	0.047	—		(0.047)	—		1.000
2005	1.000	0.028	—		(0.028)	—		1.000
2004	1.000	0.004	—		(0.004)	—		1.000
Treasury Portfolio (Commencement of Investor Class Operations 11/1/04)
2007	$1.000	$0.049	$0.000	^	$(0.049)	$(0.000	)^	$1.000
2006	1.000	0.046	—		(0.046)	—		1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Tax-Exempt Portfolio (Commencement of Investor Class Operations 6/8/04)
2007	$1.000	$0.035	$—		$(0.035)	$—		$1.000
2006	1.000	0.031	—		(0.031)	—		1.000
2005	1.000	0.020	—		(0.020)	—		1.000
2004	1.000	0.005	—		(0.005)	—		1.000

25

	Total Return	Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets (1)	Ratio of Net Investment Income to Average Net Assets (1)
Money Market Portfolio (Commencement of Investor Class Operations 11/1/04)
2007	5.32%#	$879	0.22%	5.22%
2006	4.79%	288	0.19%	4.83%
2005**	2.76%	100	0.20%	2.73%
Prime Portfolio (Commencement of Investor Class Operations 11/1/04)
2007	5.29%#	$26,623	0.22%	5.16%
2006	4.75%	5,500	0.22%	4.61%
2005	2.77%	20,000	0.21%	2.67%
Government Portfolio (Commencement of Investor Class Operations 8/9/04)
2007	5.19%	$300,198	0.22%	5.09%
2006	4.76%	545,676	0.19%	4.72%
2005	2.81%	279,012	0.15%	2.91%
2004	0.35%‡	109,776	0.15%*†	1.53%*
Treasury Portfolio (Commencement of Investor Class Operations 11/1/04)
2007	5.06%	$317	0.17%††	4.76%
2006	4.71%	100	0.15%	4.61%
2005	2.69%	100	0.15%	2.65%
Tax-Exempt Portfolio (Commencement of Investor Class Operations 6/08/04)
2007	3.55%	$24,243	0.21%	3.48%
2006	3.16%	3,052	0.20%	3.26%
2005	2.07%	104	0.19%	2.01%
2004	0.45%‡	1,121	0.17%*†	1.06%*
Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005		2006		2007
Money Market Portfolio	N/A		0.32%		0.32%		0.31%
Prime Portfolio	N/A		0.32%		0.31%		0.31%
Government Portfolio	0.53%*	†	0.35%		0.31%		0.32%
Treasury Portfolio	N/A		0.58%	†	1.00%	††	0.51%	††
Tax-Exempt Portfolio	0.38%*	†	0.45%	†	0.31%	††	0.33%

26

Investor Class Prospectus
February 29, 2008

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005	2006	2007
Money Market Portfolio	N/A		2.61%	4.70%	5.13%
Prime Portfolio	N/A		2.56%	4.52%	5.07%
Government Portfolio	1.15%	*	2.71%	4.60%	4.98%
Treasury Portfolio	N/A		2.22%	3.76%	4.42%
Tax-Exempt Portfolio	0.85%	*	1.75%	3.15%	3.36%

^	Amount is less than $0.0005 per share.
‡	Not Annualized
*	Annualized
**	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor Shares outstanding during the period July 28, 2004 to October 31, 2004.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market Portfolio’s Investor Class was 5.25%. Without this reimbursement, the total return for the Prime Portfolio’s Investor Class was 5.14%.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 29, 2008, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFINVRPRO208

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Administrative Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 29, 2008

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Administrative Class Prospectus
February 29, 2008

Administrative Class Prospectus
February 29, 2008

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.32%
Low Quarter 06/30/05	0.69%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Money Market Portfolio	5.21%	4.27%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Administrative Class Prospectus
February 29, 2008

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.30%
Low Quarter 06/30/05	0.69%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Prime Portfolio	5.18%	4.26%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Administrative Class Prospectus
February 29, 2008

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (‘‘Ginnie Mae’’) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on November 1, 2004

High Quarter 12/31/06	1.29%
Low Quarter 06/30/05	0.70%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Government Portfolio	5.01%	4.21%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Administrative Class Prospectus
February 29, 2008

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associat ed with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Administrative Class Prospectus
February 29, 2008

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 12/31/06	1.29%
Low Quarter 06/30/05	0.67%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.77%	4.08%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Administrative Class Prospectus
February 29, 2008

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experiences.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on November 1, 2004

High Quarter 06/30/07	0.89%
Low Quarter 09/30/05	0.56%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Tax-Exempt Portfolio	3.47%	2.90%

The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Administrative Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Administrative Class Prospectus
February 29, 2008

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Administrative Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Porfolio*	Treasury Portfolio	Treasury Securities Portfolio*	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.06%	0.06%	0.07%	0.25%*	0.20%	0.25%*	0.09%
Shareholder
Administration Fee**	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total Administrative
Class Operating Expenses***	0.36%	0.36%	0.37%	0.55%	0.50%	0.55%	0.39%
*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers’ accounts.
***

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Administrative Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.35%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Administrative Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Administrative Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$37	$116	$202	$456
Prime Portfolio	37	116	202	456
Government Portfolio	38	119	208	468
Government Securities Portfolio*	56	176	N/A	N/A
Treasury Portfolio	51	160	280	628
Treasury Securities Portfolio*	56	176	N/A	N/A
Tax-Exempt Portfolio	40	125	219	493

*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Federal Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

14

Administrative Class Prospectus
February 29, 2008

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Administrative Class Prospectus
February 29, 2008

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Administrative Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Administrative Class Shares of each Portfolio. The Fund offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Administrative Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Administrative Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Administrative Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Administrative Class Shares are purchased provided the Fed receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the

17

primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Administrative Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Administrative Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Administrative Class Prospectus
February 29, 2008

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

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General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Administrative Class Shares for Administrative Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your share for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

20

Administrative Class Prospectus
February 29, 2008

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

21

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Administrative Class Prospectus
February 29, 2008

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2007 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2007 Actual Compensation Rate
Money Market Portfolio	0.15%	0.057%
Prime Portfolio	0.15%	0.061%
Government Portfolio	0.15%	0.049%
Government Securities Portfolio *	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio *	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.028%
*	As of the date of this Prospectus, the Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Administration Plan

The Fund has adopted an Administration Plan for each Portfolio’s Administrative Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of each Portfolio’s average daily net assets of Administrative Class Shares which are owned beneficially by the customers of such service organizations during such period.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006 and October 31, 2007, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2007, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and/or Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio
(Commencement of
Administrative Class
Operations 11/1/04)
2007	$1.000	$0.051	$0.000	^	$(0.051)	$—		$1.000
2006	1.000	0.046	0.000	^	(0.046)	(0.000)	^	1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Prime Portfolio
(Commencement of
Administrative Class
Operations 11/1/04)
2007	$1.000	$0.051	$(0.000)	^	$(0.051)	$(0.000)	^	$1.000
2006	1.000	0.046	0.000	^	(0.046)	(0.000)	^	1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Government Portfolio
(Commencement of
Administrative Class
Operations 11/1/04)
2007	$1.000	$0.050	$0.000	^	$(0.050)	$—		$1.000
2006	1.000	0.046	—		(0.046)	—		1.000
2005	1.000	0.027	—		(0.027)	—		1.000
Treasury Portfolio
(Commencement of
Administrative Class
Operations 11/1/04)
2007	$1.000	$0.049	$0.000	^	$(0.049)	$(0.000)	^	$1.000
2006	1.000	0.046	—		(0.046)	—		1.000
2005	1.000	0.026	—		(0.026)	—		1.000
Tax-Exempt Portfolio
(Commencement of
Administrative Class
Operations 11/1/04)
2007	$1.000	$0.034	$—		$(0.034)	$—		$1.000
2006	1.000	0.031	—		(0.031)	—		1.000
2005	1.000	0.020	—		(0.020)	—		1.000

24

Administrative Class Prospectus
February 29, 2008

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)
Money Market Portfolio (Commencement of
Administrative Class Operations 11/1/04)
2007	5.26%	#	$23,663	0.27%		5.14%
2006	4.73%		100	0.24%		4.63%
2005	2.71%		100	0.25%		2.68%
Prime Portfolio (Commencement of
Administrative Class Operations 11/1/04)
2007	5.24%	#	$12,589	0.27%		5.11%
2006	4.70%		100	0.27%		4.60%
2005	2.72%		100	0.26%		2.68%
Government Portfolio (Commencement of
Administrative Class Operations 11/1/04)
2007	5.14%		$84,339	0.27%		4.98%
2006	4.71%		49,377	0.24%		4.79%
2005	2.76%		10,877	0.20%		2.60%
Treasury Portfolio (Commencement of
Administrative Class Operations 11/1/04)
2007	5.00%		$100	0.21%	††	4.84%
2006	4.66%		100	0.20%		4.56%
2005	2.64%		100	0.20%		2.60%
Tax-Exempt Portfolio (Commencement of
Administrative Class Operations 11/1/04)
2007	3.50%		$100	0.26%		3.44%
2006	3.11%		100	0.25%		3.06%
2005	2.02%		100	0.24%		2.00%

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005		2006		2007
Money Market Portfolio	0.37%		0.37%		0.36%
Prime Portfolio	0.37%		0.36%		0.36%
Government Portfolio	0.40%		0.36%		0.37%
Treasury Portfolio	0.63%	†	1.05%	††	0.50%	††
Tax-Exempt Portfolio	0.50%	†	0.39%	††	0.39%	††

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005		2006		2007
Money Market Portfolio	2.56%		4.50%		5.05%
Prime Portfolio	2.57%		4.51%		5.02%
Government Portfolio	2.39%		4.67%		4.88%
Treasury Portfolio	2.17%		3.71%		4.55%
Tax-Exempt Portfolio	1.74%		2.92%		3.31%
^	Amount is less than $0.0005 per share.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

25

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market Portfolio’s Administrative Class was 5.20%. Without this reimbursement, the total return for the Prime Portfolio’s Administrative Class was 5.08%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 29, 2008, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFADMPRO208

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Advisory Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 29, 2008

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Advisory Class Prospectus
February 29, 2008

Advisory Class Prospectus
February 29, 2008

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on February 6, 2004

High Quarter 09/30/07	1.29%
Low Quarter 06/30/04	0.21%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 02/06/04
Money Market Portfolio	5.11%	3.57%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Advisory Class Prospectus
February 29, 2008

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on April 29, 2004

High Quarter 09/30/07	1.28%
Low Quarter 09/30/04	0.30%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 04/29/04
Prime Portfolio	5.07%	3.72%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Advisory Class Prospectus
February 29, 2008

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (‘‘Ginnie Mae’’) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on October 1, 2004

High Quarter 12/31/06	1.26%
Low Quarter 03/31/05	0.55%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 10/01/04
Government Portfolio	4.91%	4.04%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Advisory Class Prospectus
February 29, 2008

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Advisory Class Prospectus
February 29, 2008

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on August 9, 2004

High Quarter 12/31/06	1.27%
Low Quarter 03/31/05	0.51%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/09/04
Treasury Portfolio	4.66%	3.80%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Advisory Class Prospectus
February 29, 2008

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on June 15, 2004

High Quarter 09/30/07	0.86%
Low Quarter 03/31/05	0.39%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 06/15/04
Tax-Exempt Portfolio	3.37%	2.74%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Advisory Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

The Portfolio’s Advisory Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

12

Advisory Class Prospectus
February 29, 2008

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Advisory Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Porfolio*		Treasury Portfolio	Treasury Securities Portfolio*		Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%		0.15%	0.15%		0.15%
Distribution and/or Service (12b-1) Fee	N/A	N/A	N/A	N/A		N/A	N/A		N/A
Other Expenses	0.06%	0.06%	0.07%	0.25%	*	0.32%	0.25%	*	0.09%
Service and Shareholder Administration Fee**	0.25%	0.25%	0.25%	0.25%		0.25%	0.25%		0.25%
Total Advisory Class Operating Expenses***	0.46%	0.46%	0.47%	0.65%		0.72%	0.65%		0.49%
*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers’ accounts.
***

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Advisory Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.45%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Advisory Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Advisory Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$47	$148	$258	$579
Prime Portfolio	47	148	258	579
Government Portfolio	48	151	263	591
Government Securities Portfolio*	66	208	N/A	N/A
Treasury Portfolio	74	230	401	894
Treasury Securities Portfolio*	66	208	N/A	N/A
Tax-Exempt Portfolio	50	157	274	616
*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S., government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

14

Advisory Class Prospectus
February 29, 2008

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts.  Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations.  Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities.  Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Adjustable Rate Government Securities.  Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes.  Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements.  A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes.  Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Advisory Class Prospectus
February 29, 2008

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (“the Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Advisory Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Advisory Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Advisory Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Advisory Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Advisory Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Advisory Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be

17

processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Advisory Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Advisory Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Advisory Class Prospectus
February 29, 2008

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

19

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Advisory Class Shares for Advisory Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

20

Advisory Class Prospectus
February 29, 2008

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

21

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

22

Advisory Class Prospectus
February 29, 2008

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the “Distributor”), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2007 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2007 Actual Compensation Rate
Money Market Portfolio	0.15%	0.057%
Prime Portfolio	0.15%	0.061%
Government Portfolio	0.15%	0.049%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.028%
*	As of the date of this Prospectus, the Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Service and Shareholder Administration Plan

The Fund has adopted a Service and Shareholder Administration Plan for each Portfolio’s Advisory Class Shares (the “Plan”) to pay the Distributor to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Advisory Class Shares which are owned beneficially by the customers of such service organization during such period.

23

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2004, October 31, 2005, October 31, 2006 and October 31, 2007, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2007, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investment		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio (Commencement
of Advisory Class Operations 2/6/04)
2007	$1.000	$0.050	$(0.000)	^	$(0.050)	$—		$1.000
2006	1.000	0.045	0.000	^	(0.045)	(0.000)	^	1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.008	—		(0.008)	—		1.000
Prime Portfolio (Commencement
of Advisory Class Operations 4/29/04)
2007	$1.000	$0.050	$(0.000)	^	$(0.050)	$(0.000)	^	$1.000
2006	1.000	0.045	0.000	^	(0.045)	(0.000)	^	1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.006	—		(0.006)	—		1.000
Government Portfolio (Commencement
of Advisory Class Operations 10/1/04)
2007	$1.000	$0.049	$0.000^		$(0.049)	$—		$1.000
2006	1.000	0.045	—		(0.045)	—		1.000
2005	1.000	0.026	—		(0.026)	—		1.000
2004	1.000	0.001	—		(0.001)	—		1.000
Treasury Portfolio (Commencement
of Advisory Class Operations 8/9/04)
2007	$1.000	$0.048	$0.000	^	$(0.048)	$(0.000)	^	$1.000
2006	1.000	0.045	—		(0.045)	—		1.000
2005	1.000	0.025	—		(0.025)	—		1.000
2004	1.000	0.003	—		(0.003)	—		1.000
Tax-Exempt Portfolio (Commencement
of Advisory Class Operations 6/15/04)
2007	$1.000	$0.033	$—		$(0.033)	$—		$1.000
2006	1.000	0.030	—		(0.030)	—		1.000
2005	1.000	0.019	—		(0.019)	—		1.000
2004**	1.000	0.002	—		(0.002)	—		1.000

24

Advisory Class Prospectus
February 29, 2008

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)
Money Market Portfolio (Commencement of Advisory Class Operations 2/6/04)
2007	5.16%	#	$17,235	0.37%		5.03%
2006	4.63%		11,642	0.35%	††	4.90%
2005	2.61%		80	0.35%		2.52%
2004	0.76%	‡	1,504	0.31%	*†	1.12%	*
Prime Portfolio (Commencement of Advisory Class Operations 4/29/04)
2007	5.13%	#	$640,171	0.37%		5.00%
2006	4.60%		62,544	0.37%		4.43%
2005	2.62%		69,201	0.36%		2.73%
2004	0.57%	‡	16,350	0.33%	*	1.14%	*
Government Portfolio (Commencement of Advisory Class Operations 10/1/04)
2007	5.03%		$365,074	0.37%		4.87%
2006	4.60%		126,760	0.34%		4.53%
2005	2.65%		131,513	0.30%		3.12%
2004	0.13%	‡	23,750	0.30%	*†	1.53%	*
Treasury Portfolio (Commencement of Advisory Class Operations 8/9/04)
2007	4.90%		$176,618	0.31%	††	4.75%
2006	4.56%		77,083	0.30%		4.54%
2005	2.53%		17,575	0.30%		2.92%
2004	0.30%	‡	2,207	0.30%	*†	1.30%	*
Tax-Exempt Portfolio (Commencement of Advisory Class Operations 6/15/04)
2007	3.40%		$59,851	0.36%		3.34%
2006	3.01%		32,141	0.35%		2.76%
2005	1.92%		98,823	0.34%		1.86%
2004**	0.24%	‡	56,000	0.33%	*†	1.32%	*

25

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005		2006		2007
Money Market Portfolio	0.50%	*†	0.47%		0.46%	††	0.46%	††
Prime Portfolio	0.49%	*	0.47%		0.46%		0.46%
Government Portfolio	0.55%	*†	0.50%		0.47%	††	0.47%
Treasury Portfolio	0.67%	*†	0.64%		0.98%	††	0.72%	††
Tax-Exempt Portfolio	0.55%	*†	0.62%	†	0.48%		0.49%	††

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2004		2005		2006		2007
Money Market Portfolio	0.93%	*	2.40%		4.78%		4.94%
Prime Portfolio	0.98%	*	2.62%		4.34%		4.91%
Government Portfolio	1.28%	*	2.92%		4.40%		4.77%
Treasury Portfolio	0.93%	*	2.58%		3.86%		4.34%
Tax-Exempt Portfolio	1.10%	*	1.58%		2.63%		3.21%
‡	Not Annualized
*	Annualized
**

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

^	Amount is less than $0.0005 per share.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market Portfolio’s Advisory Class was 5.09%. Without this reimbursement, the total return for the Prime Portfolio’s Advisory Class was 4.98%.

26

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 29, 2008, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 81 1-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available

at www.morganstanley.com/im.

LFADVPPRO208

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Participant Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 29, 2008

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Participant Class Prospectus
February 29, 2008

Participant Class Prospectus
February 29, 2008

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the “Adviser”) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

1

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.23%
Low Quarter 06/30/05	0.63%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Money Market Portfolio	4.84%	3.95%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Participant Class Prospectus
February 29, 2008

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on November 1, 2004

High Quarter 09/30/07	1.22%
Low Quarter 06/30/05	0.63%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Prime Portfolio	4.81%	3.93%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Participant Class Prospectus
February 29, 2008

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on November 1, 2004

High Quarter 12/31/06	1.20%
Low Quarter 06/30/05	0.63%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Government Portfolio	4.65%	3.89%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Participant Class Prospectus
February 29, 2008

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation

.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Participant Class Prospectus
February 29, 2008

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on November 1, 2004

High Quarter 12/31/06	1.20%
Low Quarter 06/30/05	0.61%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Treasury Portfolio	4.40%	3.76%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Participant Class Prospectus
February 29, 2008

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on November 1, 2004

High Quarter 06/30/07	0.80%
Low Quarter 09/30/05	0.49%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 11/01/04
Tax-Exempt Portfolio	3.11%	2.58%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Participant Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Participant Class Prospectus
February 29, 2008

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Participant Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio	Government Portfolio	Government Securities Portfolio*	Treasury Portfolio	Treasury Securities Portfolio*	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.06%	0.05%	0.07%	0.25%*	0.39%	0.25%*	0.07%
Shareholder Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total Participant Class Operating Expenses**	0.71%	0.70%	0.72%	0.90%	1.04%	0.90%	0.72%
*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. Other Expenses are based on estimated amounts.
**

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Participant Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.70%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Participant Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Participant Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$73	$227	$395	$883
Prime Portfolio	72	224	390	871
Government Portfolio	74	230	401	894
Government Securities Portfolio*	92	287	N/A	N/A
Treasury Portfolio	106	331	574	1,271
Treasury Securities Portfolio*	92	287	N/A	N/A
Tax-Exempt Portfolio	74	230	401	894
*	As of the date of this Prospectus, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

14

Participant Class Prospectus
February 29, 2008

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Participant Class Prospectus
February 29, 2008

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (“the Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are premissible investments under the law applicable to it.

Participant Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Participant Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. These classes are subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Participant Class Shares of the Portfolios may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Participant Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Participant Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Participant Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’

17

securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Participant Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Participant Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

18

Participant Class Prospectus
February 29, 2008

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the

19

Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

20

Participant Class Prospectus
February 29, 2008

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Participant Class Shares for Participant Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

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Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

22

Participant Class Prospectus
February 29, 2008

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

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Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc. (the ‘‘Distributor’’), the Fund’s distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser a monthly advisory fee calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2007 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2007 Actual Compensation Rate
Money Market Portfolio	0.15%	0.057%
Prime Portfolio	0.15%	0.061%
Government Portfolio	0.15%	0.049%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.028%
*	As of the date of this Prospectus, the Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio’s Participant Class Shares pursuant to Rule 12b-1 under the 1940 Act (the ‘‘Plan’’) to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio’s Participant Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing personal and account maintenance services and administrative services to

24

Participant Class Prospectus
February 29, 2008

shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Participant Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such distribution and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

25

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006 and October 31, 2007, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2007, the Government Securities Portfolio and the Treasury Securities Portfolio had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	$1.000	$0.048	$(0.000	)^	$(0.048)	$—		$1.000
2006	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
2005	1.000	0.024	—		(0.024)	—		1.000
Prime Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	$1.000	$0.048	$(0.000	)^	$(0.048)	$(0.000	)^	$1.000
2006	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
2005	1.000	0.024	—		(0.024)	—		1.000
Government Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	$1.000	$0.047	$0.000	^	$(0.047)	$—		$1.000
2006	1.000	0.043	—		(0.043)	—		1.000
2005	1.000	0.025	—		(0.025)	—		1.000
Treasury Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	$1.000	$0.045	$0.000	^	$(0.045)	$(0.000	)^	$1.000
2006	1.000	0.042	—		(0.042)	—		1.000
2005	1.000	0.024	—		(0.024)	—		1.000
Tax-Exempt Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	$1.000	$0.031	$—		$(0.031)	$—		$1.000
2006	1.000	0.027	—		(0.027)	—		1.000
2005	1.000	0.018	—		(0.018)	—		1.000

26

Participant Class Prospectus
February 29, 2008
	Total Return	Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)
Money Market Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	4.90%#	$100	0.62	%††	4.78%
2006	4.40%	271	0.57	%††	4.48%
2005	2.46%	100	0.50%		2.43%
Prime Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	4.87%#	$3,607	0.62%		4.70%
2006	4.37%	100	0.59	%††	4.28%
2005	2.47%	100	0.51%		2.43%
Government Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	4.77%	$100	0.62%		4.66%
2006	4.38%	100	0.55	%††	4.24%
2005	2.50%	147	0.45%		2.53%
Treasury Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	4.64%	$514	0.56	%††	4.58%
2006	4.33%	330	0.53	%††	4.41%
2005	2.38%	100	0.45%		2.35%
Tax-Exempt Portfolio (Commencement of Participant Class Operations 11/1/04)
2007	3.14%	$19,443	0.62	%††	3.13%
2006	2.78%	100	0.57	%††	2.74%
2005	1.77%	102	0.49%		1.76%

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005	2006		2007
Money Market Portfolio	0.62%	0.70	%††	0.71%
Prime Portfolio	0.62%	0.68	%††	0.70%
Government Portfolio	0.65%	0.67	%††	0.72%
Treasury Portfolio	0.88%†	1.20	%††	1.04%††
Tax-Exempt Portfolio	0.75%†	0.70	%††	0.72%††

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005	2006	2007
Money Market Portfolio	2.31%	4.35%	4.68%
Prime Portfolio	2.32%	4.19%	4.62%
Government Portfolio	2.33%	4.12%	4.56%
Treasury Portfolio	1.92%	3.75%	4.10%
Tax-Exempt Portfolio	1.49%	2.61%	3.03%
^	Amount is less than $0.0005 per share.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net assets amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for Money Market and Prime Portfolios. Without this reimbursement, the total return for the Money Market Portfolio’s Participant Class was 4.83%. Without this reimbursement, the total return for the Prime Portfolio’s Participant Class was 4.72%.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 29, 2008, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (‘‘Shareholder Reports’’) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number i s 811-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFPCPRO208

Morgan Stanley Investment Management

Morgan Stanley Institutional Liquidity Funds
Cash Management Class Portfolios
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

February 29, 2008

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Cash Management Class Prospectus
February 29, 2008

Cash Management Class Prospectus
February 29, 2008

Money Market Portfolio

Objective

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

Morgan Stanley Investment Management Inc. (the ‘‘Adviser’’) follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Adviser determines they are of comparable quality to the Portfolio’s U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

Money Market Portfolio (Cont’d)

Money Market Portfolio

Commenced operations on August 15, 2005

High Quarter 09/30/07	1.28%
Low Quarter 03/31/06	1.09%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/15/05
Money Market Portfolio	5.06%	4.79%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

2

Cash Management Class Prospectus
February 29, 2008

Prime Portfolio

Objective

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral. Asset-backed securities raise certain risk considerations, including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio’s investments more than if the Portfolio’s investments were not so concentrated.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

3

Prime Portfolio (Cont’d)

Prime Portfolio

Commenced operations on February 2, 2004

High Quarter 09/30/07	1.34%
Low Quarter 06/30/04	0.26%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 02/02/04
Prime Portfolio	5.34%	3.80%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Since the Portfolio’s Cash Management Class Shares have not commenced operations, the bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The Portfolio’s Cash Management Class Shares would have had similar annual returns, but returns generally would have been lower as expenses of the Cash Management Class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

4

Cash Management Class Prospectus
February 29, 2008

Government Portfolio

Objective

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

•	U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•

Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

•

Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks.

•

Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

5

Government Portfolio (Cont’d)

Government Portfolio

Commenced operations on August 9, 2004

High Quarter 12/31/06	1.33%
Low Quarter 03/31/05	0.61%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/09/04
Government Portfolio	5.17%	4.18%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Since the Portfolio’s Cash Management Class Shares have not commenced operations, the bar chart and table show the Portfolio’s Institutional Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The Portfolio’s Cash Management Class Shares would have had similar annual returns, but returns generally would have been lower as expenses of the Cash Management Class are higher. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

6

Cash Management Class Prospectus
February 29, 2008

Government Securities Portfolio

Objective

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio’s distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Government Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

7

Treasury Portfolio

Objective

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio’s right to control the collateral.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

8

Cash Management Class Prospectus
February 29, 2008

Treasury Portfolio (Cont’d)

Treasury Portfolio

Commenced operations on August 15, 2005

High Quarter 12/31/06	1.26%
Low Quarter 12/31/07	0.97%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/15/05
Treasury Portfolio	4.60%	4.56%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

9

Treasury Securities Portfolio

Objective

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Process

The Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

No performance information is provided because the Treasury Securities Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be provided once the Portfolio has completed a full year of operation.

10

Cash Management Class Prospectus
February 29, 2008

Tax-Exempt Portfolio

Objective

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

Approach

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio’s assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

Process

The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio’s recent cash flow experience.

Principal Risks

The Portfolio’s principal investment strategies are subject to the following principal risks:

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio’s assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio’s assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Past Performance

You may obtain the Portfolio’s 7-day current yield by calling 1-888-378-1630.

11

Tax-Exempt Portfolio (Cont’d)

Tax-Exempt Portfolio

Commenced operations on August 15, 2005

High Quarter 06/30/07	0.85%
Low Quarter 03/31/06	0.73%

Average Annual Total Return

(as of 12/31/07)

	Past One Year	Since Inception 08/15/05
Tax-Exempt Portfolio	3.32%	3.15%

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the Portfolio’s Cash Management Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total returns for the past one year period and since inception. The variability of performance over time provides an indication of the risks of investing in the Portfolio.

12

Cash Management Class Prospectus
February 29, 2008

Fees and Expenses of the Portfolios

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Cash Management Class of the Portfolios.

The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Money Market Portfolio	Prime Portfolio*	Government Portfolio*	Government Securities Portfolio*	Treasury Portfolio	Treasury Securities Portfolio*	Tax-Exempt Portfolio
Advisory Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.06%	0.06%*	0.07%*	0.25%*	0.08%	0.25%*	0.08%
Shareholder Service Fee	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Cash Management Class Operating Expenses**	0.51%	0.51%	0.52%	0.70%	0.53%	0.70%	0.53%

*

As of the date of this Prospectus, the Government Securities Portfolio, Treasury Securities Portfolio, and the Cash Management Class of the Prime Portfolio and the Government Portfolio had not commenced operations. Other Expenses are based on estimated amounts.

**

The above table does not show the effects of the Adviser’s voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse each Portfolio’s Cash Management Class so that total annual portfolio operating expenses, excluding certain investment related expenses described below, will not exceed 0.50%.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as interest expense on borrowing, are excluded from total annual portfolio operating expenses. If these expenses were included, the total annual portfolio operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits stated above.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

The example assumes that you invest $10,000 in each Portfolio’s Cash Management Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Cash Management Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

This example is intended to help you compare the cost of investing in the Portfolios’ Cash Management Class with the cost of investing in other mutual funds.

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	$52	$164	$285	$640
Prime Portfolio*	52	164	N/A	N/A
Government Portfolio*	53	167	N/A	N/A
Government Securities Portfolio*	72	224	N/A	N/A
Treasury Portfolio	54	170	296	665
Treasury Securities Portfolio*	72	224	N/A	N/A
Tax-Exempt Portfolio	54	170	296	665

*

As of the date of this Prospectus, the Government Securities Portfolio, Treasury Securities Portfolio, and the Cash Management Class of the Prime Portfolio and the Government Portfolio had not commenced operations.

13

Additional Investment Strategy and Risk Information

Bank Obligations. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Foreign Securities. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries.

14

Cash Management Class Prospectus
February 29, 2008

Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Custodial Receipts. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio’s average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Corporate Debt Obligations. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a “pass through” of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

16

Cash Management Class Prospectus
February 29, 2008

Portfolio Holdings

A description of the policies and procedures of Morgan Stanley Institutional Liquidity Funds (the “Fund”) with respect to the disclosure of each Portfolio’s securities is available in the Fund’s Statement of Additional Information (“SAI”).

Purchasing Shares

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value (“NAV”) and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Cash Management Class Shares are available to clients of the Adviser with investments at the time of initial purchase of at least $1,000,000 or to clients of Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases including, but not limited to, shares of the Portfolio purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

This Prospectus offers Cash Management Class Shares of each Portfolio. The Fund also offers other classes of shares through separate prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Cash Management Class Shares of the Portfolios may be purchased directly from the Fund or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Cash Management Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund’s custodian in a timely fashion.

Cash Management Class Shares of the Portfolios may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund’s custodian bank, J.P. Morgan Chase & Co. (the “Custodian”) receives monies credited by a Federal Reserve Bank (“Federal Funds”) prior to the close of the Fed wire. You begin earning dividends the same day your Cash Management Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond

17

Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Purchase orders received by the Fund and not funded by 6:00 p.m. on trade date may be subject to an overdraft charge.

Purchase by Wire

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company (“J.P. Morgan”), the Fund’s transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Cash Management Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. Morgan Chase & Co.

1 Chase Manhattan Plaza

New York, NY 10081

ABA #021000021

DDA #323-255167

Attn: Morgan Stanley Institutional Liquidity Funds Trust Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

Purchase by Internet

If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

Automatic Purchases

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

Additional Investments

You may make additional investments of Cash Management Class Shares at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under “Purchasing Shares.”

Other Purchase Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

18

Cash Management Class Prospectus
February 29, 2008

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

19

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolios will redeem shares at the NAV next determined after the request is received in good order.

By Mail

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

By Internet

You may redeem shares online through Morgan Stanley’s ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” For more information, call Shareholder Services at 1-888-378-1630.

Automatic Redemptions

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolios will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

All Sales

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio—5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio—3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio—1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. The Fund may elect to remain open on days when the New York Stock Exchange is closed or closes early but the primary securities markets on which the Portfolios’ securities trade are open. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the Bond Market Association recommends that the securities markets close early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

20

Cash Management Class Prospectus
February 29, 2008

General Shareholder Information

Valuation of Shares

The price of each Portfolio’s shares is based on the amortized cost of the Portfolio’s securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed. The Fund may, however, elect to remain open and price shares of each Portfolio on days where the New York Stock Exchange is closed but the primary securities markets on which the Portfolios’ securities trade remain open.

Prime Portfolio	As of 5:00 p.m.
Money Market Portfolio	Eastern time
Government Portfolio
Treasury Portfolio

Government Securities	As of 3:00 p.m.
Portfolio	Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio	As of 2:00 p.m.
Eastern time

Exchange Privilege

You may exchange a Portfolio’s Cash Management Class Shares for Cash Management Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also “Other Purchase Information” for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley’s ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under “Purchasing Shares.” Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange your shares for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases including, but not limited to, exchanges involving Portfolio shares purchased through a financial intermediary or when the Adviser anticipates the combined value of a client’s investments will meet or exceed the minimum.

Frequent Purchases and Redemptions of Fund Shares

Because, as a money market fund, the Portfolios’ principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio.We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle. However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market-timing, and we ma y bar a shareholder who trades excessively from making further purchases for an indefinite period.

Telephone/Internet Transactions

For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

21

Distributions

The Portfolios pass substantially all of their earnings along to their investors as “distributions.” The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as “income dividend distributions.” Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as “capital gain distributions;” the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Portfolios. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolios automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

It is each Portfolio’s intention to qualify as a regulated investment company and distribute all or substantially all of its taxable and tax-exempt income.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal “alternative minimum tax.” Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), if such dividends are properly designated by the Portfolio as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Sales, exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

22

Cash Management Class Prospectus
February 29, 2008

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you generally will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

23

Investment Adviser

Adviser

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and Morgan Stanley Distribution, Inc., (the “Distributor”) the Fund’s Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

The Adviser makes investment decisions for the Portfolios. Each Portfolio, in turn, pays the Adviser monthly compensation calculated daily by applying an annual rate to each Portfolio’s daily net assets. The table below shows the Adviser’s annual contractual rates of compensation and the actual rates of compensation for the Fund’s 2007 fiscal year.

A discussion regarding the basis for the Board of Trustees approving the Fund’s Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

Adviser’s Rates of Compensation

Portfolio	Contractual Compensation Rate	FY 2007 Actual Compensation Rate
Money Market Portfolio	0.15%	0.057%
Prime Portfolio	0.15%	0.061%
Government Portfolio	0.15%	0.049%
Government Securities Portfolio*	0.15%	N/A*
Treasury Portfolio	0.15%	0.000%
Treasury Securities Portfolio*	0.15%	N/A*
Tax-Exempt Portfolio	0.15%	0.028%
*	As of the date of this Prospectus, the Portfolio has not yet commenced operations.

Distributor

Shares of the Fund are distributed exclusively through Morgan Stanley Distribution, Inc., a wholly-owned subsidiary of Morgan Stanley. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund’s SAI.

Distribution Plan

The Fund has adopted a Distribution Plan for each Portfolio’s Cash Management Class Shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to pay the Distributor to provide for or to compensate certain financial intermediaries (also referred to as service organizations) for providing distribution related services to the Fund. Under the Plan, each Portfolio pays the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% of each Portfolio’s average daily net assets of Cash Management Class Shares which are beneficially owned by the customers of such service organizations during such period. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Because this fee is paid out of the Fund’s assets on an ongoing basis, over time this fee will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

24

Cash Management Class Prospectus
February 29, 2008

Shareholder Service Plan

The Fund has also adopted a Shareholder Service Plan for each Portfolio’s Cash Management Class Shares to pay the Distributor to provide for, or to compensate service organizations for providing administrative services to shareholders. Under this Plan, each Portfolio pays the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of each Portfolio’s average daily net assets of Cash Management Class Shares which are owned beneficially by the customers of such service organization during such period.

Because such service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return and may cost you more than paying other types of sales charges.

25

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Cash Management Class of the Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended October 31, 2005, October 31, 2006 and October 31, 2007, or, if the Portfolio has not been operational for a full fiscal year, for the period from the commencement of operations of the Portfolio, have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Fund’s Annual Report to Shareholders and is incorporated by reference in the SAI. As of the fiscal year ended October 31, 2007, the Cash Management Class of the Prime Portfolio and the Government Portfolio had not commenced operations, and the Treasury Securities Portfolio and the Government Securities Portfolio also had not commenced operations. The Annual Report and each Portfolio’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

	Net Asset Value- Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income	Distributions From Net Realized Gain		Net Asset Value- End of Period
Money Market Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2007	$1.000	$0.050	$(0.000)	^	$(0.050)	$ —		$1.000
2006	1.000	0.046	0.000	^	(0.046)	(0.000)	^	1.000
2005	1.000	0.008	—		(0.008)	—		1.000
Treasury Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2007	$1.000	$0.047	$0.000	^	$(0.047)	$(0.000)	^	$1.000
2006	1.000	0.045	—		(0.045)	—		1.000
2005	1.000	0.008	—		(0.008)	—		1.000
Tax-Exempt Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2007	$1.000	$0.033	$ —		$(0.033)	$ —		$1.000
2006	1.000	0.030	—		(0.030)	—		1.000
2005	1.000	0.005	—		(0.005)	—		1.000

	Total Return		Net Assets- End of Period (thousands)	Ratio of Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets (1)
Money Market Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2007	5.11%	#	$239,356	0.42%		4.98%
2006	4.70%		221,503	0.40%	††	4.98%
2005	0.77%	‡	100	0.15%*		3.58%	*
Treasury Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2007	4.84%		$33,750	0.40%	††	4.25%
2006	4.63%		100	0.23%	††	4.53%
2005	0.76%	‡	100	0.10%	*	3.52%	*
Tax-Exempt Portfolio (Commencement of Cash Management Class Operations 8/15/05)
2007	3.35%		$907,577	0.41%		3.28%
2006	3.08%		188,740	0.40%	††	3.17%
2005	0.53%	‡	100	0.14%	*	2.47%	*

26

Cash Management Class Prospectus
February 29, 2008

Notes to the Financial Highlights

(1)

The Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary in order to keep Total Annual Portfolio Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended October 31, the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets before these waived and/or reimbursed amounts are listed below.

Ratio of Expenses to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005		2006		2007
Money Market Portfolio	0.27%	*	0.53%	††	0.51%
Treasury Portfolio	0.43%	*†	1.08%	††	0.53%	††
Tax-Exempt Portfolio	0.30%	*†	0.51%	††	0.53%

Ratio of Net Investment Income to Average Net Assets Before Expenses Waived/Reimbursed by Adviser:
	2005		2006	2007
Money Market Portfolio	3.46%	*	4.85%	4.88%
Treasury Portfolio	3.19%	*	3.68%	4.12%
Tax-Exempt Portfolio	2.30%	*	3.06%	3.16%
*	Annualized
‡	Not Annualized
^	Amount is less than $0.0005 per share.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

#

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total return shown above for Money Market Portfolio. Without this reimbursement, the total return for the Money Market Portfolio’s Cash Management Class was 5.04%.

27

Where to Find Additional Information

In addition to this Prospectus, the Fund has an SAI, dated February 29, 2008, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports (“Shareholder Reports”) that contain additional information about each Portfolio’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio’s performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio’s investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission (the “Commission”) in any of the following ways. (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission’s web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 81 1-21339.

Morgan Stanley Institutional Liquidity Funds

3435 Stelzer Road

Columbus, OH 43219

For Shareholder Inquiries,

call 1-888-378-1630.

Prices and Investment Results are available at

www.morganstanley.com/im.

LFCMCPRO208

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Relating to the Following Prospectuses:

Institutional Class Prospectus
Service Class Prospectus
Investor Class Prospectus
Administrative Class Prospectus
Advisory Class Prospectus
Participant Class Prospectus
Cash Management Class Prospectus

February 29, 2008

Morgan Stanley Institutional Liquidity Funds (the ‘‘Fund’’) is a mutual fund currently consisting of the following seven portfolios: the Money Market Portfolio, the Prime Portfolio, the Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio, the Treasury Securities Portfolio and the Tax-Exempt Portfolio (the ‘‘Portfolios’’). Each Portfolio offers the following classes of shares: Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. The Fund is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the ‘‘SAI’’) sets forth information about the Fund and information applicable to the Portfolios. This SAI is not a prospectus but should be read in conjunction with the Fund’s prospectuses relating to the Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and the Cash Management Class dated February 29, 2008, as may be supplemented from time to time. To obtain any of these prospectuses, please call Shareholder Services at the number indicated below. The Fund’s most recent annual and semi-annual reports are separate documents supplied with this SAI. The Fund’s annual report includes the Fund’s audited financial statements, which are incorporated by reference into this SAI.

Shareholder Services: 1-888-378-1630
Prices and Investment Results: www.morganstanley.com/im

TABLE OF CONTENTS

INVESTMENTS AND INVESTMENT STRATEGIES	3
INVESTMENT OBJECTIVES AND LIMITATIONS	9
DISCLOSURE OF PORTFOLIO HOLDINGS	10
PURCHASE OF SHARES	14
REDEMPTION OF SHARES	15
TRANSACTIONS WITH BROKER/DEALERS	15
SHAREHOLDER SERVICES	15
VALUATION OF SHARES	15
MANAGEMENT OF THE FUND	16
COMPENSATION	26
INVESTMENT ADVISER	27
PRINCIPAL UNDERWRITER	28
SERVICE AND DISTRIBUTION OF SHARES	29
FUND ADMINISTRATION	33
OTHER SERVICE PROVIDERS	34
BROKERAGE TRANSACTIONS	34
GENERAL INFORMATION	35
TAX CONSIDERATIONS	37
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	39
PERFORMANCE INFORMATION	46
FINANCIAL STATEMENTS	47
APPENDIX A — PROXY VOTING POLICY AND PROCEDURES	A-1
APPENDIX B — DESCRIPTION OF RATINGS	B-1

INVESTMENTS AND INVESTMENT STRATEGIES

The following discussion of each Portfolio’s investments and risks should be read in conjunction with the sections of the Fund’s Prospectus entitled ‘‘Additional Investment Strategy and Risk Information.’’ The Portfolios investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

U.S. Treasury Obligations and U.S. Government Securities.    U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury (‘‘U.S. Treasury Obligations’’). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (‘‘STRIPS’’).

U.S. Government Securities are obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (‘‘U.S. Government Securities’’), which may or may not be backed by the full faith and credit of the U.S. government. Some U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association (‘‘Ginnie Mae’’)) through provisions in its charter that it may make ‘‘indefinite and unlimited’’ drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) are not backed by the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; others (such as those issued by the Federal National Mortgage Association (‘‘Fannie Mae’’)) are supported by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

If a U.S. Government Security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

Some Portfolios invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and Student Loan Marketing Association.

U.S. government securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Asset-Backed Securities.    Asset-backed securities represent an interest in a pool of assets such as automobile loans, credit card receivables or mortgage or home equity loans that have been securitized in pass through structures. These types of pass through securities provide for monthly payments that are a ‘‘pass through’’ of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors such as defaults on the underlying loans may result in the collateral backing the securities being insufficient to support payment on the securities. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Bank Obligations.    Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Investment Companies.    A Portfolio may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act. Currently, these limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

To the extent permitted by applicable law, the Fund may invest all or some of its short term cash investments in any money market fund advised or managed by Morgan Stanley Investment Management Inc. (the ‘‘Adviser’’) or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

Corporates.    Corporate bonds (‘‘Corporates’’) are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolios will buy Corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

Custodial Receipts.    Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

Industrial Development and Pollution Control Bonds.    The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Portfolio in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

Lease Obligations.    Included within the revenue bonds category in which certain Portfolios may invest are participations in lease obligations or installment purchase contracts (collectively called ‘‘lease obligations’’) of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain ‘‘non-appropriation’’ clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing ‘‘non-appropriation’’ clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Floating and Variable Rate Obligations.    The Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

Adjustable Rate Government Securities.    Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Promissory Notes.    Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

Funding Agreements.    A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% in illiquid securities, including funding agreements.

Repurchase Agreements.    The Portfolios may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolios in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolios, typically involve the acquisition by the Portfolios of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolios will seek to liquidate such collateral. However, the exercising of the Portfolio’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. In addition, certain Portfolios may invest in repurchase agreements backed by non-governmental collateral. Such repurchase agreements may be subject to the automatic stay provision of the Bankruptcy Code, and may result in the inability of a Portfolio to immediately liquidate the collateral in the event of default or bankruptcy by the seller. It is the current policy of the Portfolios not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Portfolio, amounts to more than 10% of its net assets. A Portfolio’s investments in repurchase agreements may at times be substantial as set forth in the Prospectus.

Reverse Repurchase Agreements.    The Portfolios may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by the Portfolios of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by a Portfolio and for purposes other than meeting redemptions may not exceed 5% of a Portfolio’s total assets.

Private Placements.    The Portfolios may invest in commercial paper issued in reliance on the so-called ‘‘private placement’’ exemption afforded by Section 4(2) of the Securities Act of 1933 (‘‘Securities Act’’) and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be ‘‘liquid,’’ the security will not be included within the category ‘‘illiquid securities.’’

Put Options.    Certain Portfolios may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a ‘‘put,’’ and the aggregate price which the Portfolio pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Portfolio to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund’s policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Portfolio shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Adviser revises their evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Adviser considers, among other things, the amount of cash available to the Portfolio, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Portfolio.

The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Portfolio’s books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund’s policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund’s Trustees. Each dealer will be approved on its own merits and it is the Fund’s general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the Financial Industry Regulatory Authority (‘‘FINRA’’) or members of a national securities exchange. The Trustees have directed the Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

Tender Option Bonds.    A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Variable Rate Master Demand Notes.    These are obligations that permit a Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

When-Issued Securities.    Certain fixed income securities are purchased on a ‘‘when-issued’’ basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until a Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

Yankee and Eurobond Obligations.    Certain Portfolios may invest in Eurobond and Yankee obligations provided that such obligations are U.S. dollar-denominated. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and market risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments;

the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Adviser, on behalf of a Portfolio, will perform the same credit analysis on Eurobond and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

Zero Coupons.    Zero coupon bonds are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolios’ distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities (‘‘CATS’’), Treasury Receipts (‘‘TRS’’), Separate Trading of Registered Interest and Principal of Securities (‘‘STRIPS’’) and Treasury Investment Growth Receipts (‘‘TIGERS’’).

Leveraging.    Each Portfolio may borrow money from a bank in an amount up to 33 1/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Portfolio will maintain asset coverage in accordance with the 1940 Act. Leveraging portfolio assets has speculative characteristics. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s portfolio securities.

INVESTMENT OBJECTIVES AND LIMITATIONS

Fundamental Objectives/Limitations.    Each Portfolio’s investment objective has been adopted as fundamental and the Portfolios are subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the respective Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the respective Portfolio.

As a matter of fundamental policy, each Portfolio will not change its investment objective and will not:

(1)    invest in physical commodities or contracts on physical commodities;

(2)    purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

(3)    make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

(4)    with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

(5)    purchase any securities other than obligations of U.S. regulated banks or of the U.S. government, or its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, industrial development bonds, if immediately after such purchase, 25% or more of the value of the Portfolio’s total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, to industrial development bonds where the users of the facilities financed by such bonds are in the same industry;

(6)    with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio’s total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(7)    borrow money, except (i) each Portfolio may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities, and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii) in combination do not exceed 33 1/3% of the Portfolio’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(8)    issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities; and

(9)    underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities).

In addition, as a non-fundamental policy, each Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. Each Portfolio may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Portfolio.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Portfolio’s assets will not be considered a violation of the restriction, and the sale of securities will not be required unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Trustees and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the ‘‘Policy’’). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund’s and the Adviser’s fiduciary duties to Fund shareholders. The Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes available on its public website complete and top ten portfolio holdings information as of the end of each month and the 15th day of each month, in each case at least seven calendar days after the period to which the information relates.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund also makes its complete portfolio holdings available on the password-protected part of its website every 15 days, at least 15 calendar days following the end of the period to which the information relates. In addition, prospective investors generally may obtain holdings information if they enter into an agreement or undertaking to keep the information confidential.

The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the ‘‘MSIM Funds’’) on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund’s portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee (the ‘‘PHRC’’) or the Fund’s Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund’s Board of Trustees, or designated Committee thereof, material information concerning the ongoing arrangements at each Board’s next regularly scheduled Board meeting. Categories or parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, service providers and asset allocators.

The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
Institutional Shareholder Services (ISS) (proxy voting agent)(*)	Complete portfolio holdings	Daily	(2)
JP Morgan Investor Services Co.(*)	Complete portfolio holdings	As needed	(2)
JP Morgan Chase Bank(*)	Complete portfolio holdings	As needed	(2)
JP Morgan Investor Services Company(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Americh Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10−12 days after month/quarter end
Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
CTC Consulting, Inc.(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10−12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10−12 days after month/quarter end
Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end
Nelsons(**)	Top ten holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top ten holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
Russell Investment Group/Russell/Mellon Analytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10−12 days after quarter end
Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end

Name	Information Disclosed	Frequency(1)	Lag Time
Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10−12 days after quarter end
Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
Fact Set(*)	Complete portfolio holdings	Daily	One day

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.
(**)	The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.
(1)	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).
(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.
(3)	Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.
(4)	Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.
(5)	This information will also be provided upon request from time to time.
(6)	Complete portfolio holdings will also be provided upon request from time to time.

In addition, persons who owe a duty of trust or confidence to the Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include, (i) the Fund’s independent registered public accounting firm (as of the Fund’s fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis). Further, certain entities such as municipalities, which may not be authorized to enter into a non-disclosure agreement, may enter into an undertaking to keep any nonpublic holdings information confidential.

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund’s Board of Trustees (or designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

In no instance may the Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

(a)    The PHRC, which will consist of executive officers of the Fund and the Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

(b)    The PHRC will periodically review and have the authority to amend as necessary the Fund’s portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

(c)    The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of the Fund, the Adviser or the Distributor, on the other.

(d)    Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Fund’s Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

(e)    The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

PURCHASE OF SHARES

The name of the Portfolio requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser and its affiliates, and (b) other investors with whom the Adviser wishes to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

The Portfolios declare dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of each Portfolio with Federal Funds (monies credited to the Portfolio’s custodian by a Federal Reserve Bank).

Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary’s services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class Shares but does pay compensation in connection with other share classes.

Neither Morgan Stanley Distribution, Inc., as distributor (the ‘‘Distributor’’), nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

REDEMPTION OF SHARES

The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (‘‘NYSE’’) is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund’s prospectuses under ‘‘Valuation of Shares’’ and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder’s cost depending on the market value of the securities held by the Portfolio.

TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized certain brokers to receive on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker’s authorized designee, receives the order in proper form. In other words, orders will be priced at the net asset value next computed after such orders are received in proper form by an authorized broker or the broker’s authorized designee.

SHAREHOLDER SERVICES

Transfer of Shares

Shareholders may transfer shares of the Portfolios to another person by written request to the Shareholder Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under ‘‘Redemption of Shares.’’ As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES

For the purpose of calculating each Portfolio’s NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price each Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of each Portfolio’s per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Board has established procedures reasonably designed, taking into account current market conditions and each Portfolio’s investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

In the event of a deviation of over ½ of 1% between a Portfolio’s NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital gains or losses, or utilizing a NAV not equal to $1.00 based upon available market quotations.

MANAGEMENT OF THE FUND

Trustees and Officers.    The Board of the Fund consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’) and certain of the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Retail Funds’’). Nine Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These are the ‘‘non-interested’’ or ‘‘Independent Trustees’’ of the Fund. The other Trustee (the ‘‘Interested Trustee’’) is affiliated with the Adviser.

Independent Trustees.    The Independent Trustees of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2007) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley Investment Advisors Inc.).

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.
Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2007) and the other directorships, if any, held by the Interested Trustee, are shown below.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London England, E144 AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, New York 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).
James Garrett (39) 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, Morgan Stanley Investment Advisors Inc. or Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2007 is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2007)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2007)
Independent:
Frank L. Bowman(1)	$100,001-$500,000	over $100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	$50,001-$100,000	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed	None	over $100,000
Fergus Reid(1)	$50,001-$100,000	over $100,000
Interested:
James F. Higgins	None	over $100,000

(1)	Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of February 25, 2008, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

Independent Trustees and the Committees.    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds’ Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. The Board has four Committees: (1) Audit Committee, (2) Governance Committee, (3) Insurance, Valuation and Compliance Committee and (4) Investment Committee. Three of the Independent Trustees serve as members of the Audit Committee, three Independent Trustees serve as members of the Governance Committee, four Trustees, including three Independent Trustees, serve as members of the Insurance, Valuation and Compliance Committee and all of the Trustees serve as members of the Investment Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund’s independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund’s system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter. During the Fund’s fiscal year ended October 31, 2007, the Audit Committee held six meetings.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund’s Audit Committee is an ‘‘interested person,’’ as defined under the 1940 Act, of the Fund (with such disinterested Trustees being ‘‘Independent Trustees’’ or individually, ‘‘Independent Trustee’’). Each Independent Trustee is also ‘‘independent’’ from the Fund under the listing standards of the New York Stock Exchange, Inc. (‘‘NYSE’’). The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund’s Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund’s Independent Trustees as candidates for election as Independent Trustees, advises the Fund’s Board with respect to Board composition, procedures and committees, develops and recommends to the Fund’s Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund’s Board of Trustees and any Board committees and oversees periodic evaluations of the Fund’s Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid. During the Fund’s fiscal year ended October 31, 2007, the Governance Committee held three meetings.

The Fund does not have a separate nominating committee. While the Fund’s Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund’s Governance Committee as candidates for the nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption ‘‘Shareholder Communications’’.

The Board formed an Insurance, Valuation and Compliance Committee to review the valuation process, address insurance coverage and oversee the compliance function for the Fund and the Board. The Insurance, Valuation and Compliance Committee consists of Frank L. Bowman, Michael Bozic, Manuel H. Johnson and James F. Higgins. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Insurance, Valuation and Compliance Committee is Michael Bozic. The Insurance, Valuation and Compliance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman. The Insurance, Valuation and Compliance Committee and Insurance Sub-Committee were formed in October 2006 and February 2007, respectively. During the Fund’s fiscal year ended October 31, 2007, the Insurance, Valuation and Compliance Committee and Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee held three meetings and one meeting, respectively.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund’s Investment Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, Fergus Reid and W. Allen Reed. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds’ primary areas of investment, namely equities, fixed-income and alternatives. The Sub-Committees and their members are as follows:

(1)	Equity — W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)	Fixed-Income — Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)	Money Market and Alternatives — Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

The Investment Committee and the Sub-Committees of the Investment Committee were formed in October 2006. During the Fund’s fiscal year ended October 31, 2007, the Investment Committee held five meetings, the Equity Sub-Committee of the Investment Committee held three meetings, the Fixed-Income Sub-Committee of the Investment Committee held three meetings and the Money Market and Alternatives Sub-Committee of the Investment Committee held four meetings.

There were six meetings of the Board of Trustees of the Fund held during the fiscal year ended October 31, 2007.

Advantages of Having the Same Individuals as Independent Trustees for the Retail Funds and Institutional Funds.    The Independent Trustees and the Funds’ management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the funds’ service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

Trustee and Officer Indemnification.    The Fund’s Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Shareholder Communications.    Shareholders may send communications to the Fund’s Board of Trustees. Shareholders should send communications intended for the Fund’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund’s office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Compensation

Effective October 1, 2007, each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds. Prior to October 1, 2007, each Trustee (except for the Chairperson of the Boards) received an annual retainer fee of $180,000 for serving the Retail Funds and the Institutional Funds.

The Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $400,000 ($360,000 prior to October 1, 2007) for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as Trustee.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the ‘‘DC Plan’’), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds

(or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar unfunded Deferred Compensation Plan (the ‘‘Prior DC Plan’’), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004 which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation paid to the Fund’s Trustees from the Fund for the fiscal year ended October 31, 2007 and the aggregate compensation payable to each of the funds’ Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2007.

COMPENSATION(1)

Name of Independent Trustee:	Aggregate Compensation From the Fund(2)	Total Compensation From Fund and Fund Complex Paid to the Trustees(3)
Frank L. Bowman	$52,964	$192,500
Michael Bozic	57,207	215,000
Kathleen A. Dennis	53,718	200,000
Manuel H. Johnson	65,376	245,000
Joseph J. Kearns	69,625	263,125
Michael F. Klein	53,718	200,000
Michael E. Nugent	98,056	370,000
W. Allen Reed	53,550	195,000
Fergus Reid	57,207	223,125
Name of Interested Trustee:
James F. Higgins(4)	38,315	140,000

(1)	Includes all amounts paid for serving as Trustee of the Funds as well as serving as Chairperson of the Funds or a Committee or Sub-Committee of the Funds.

(2)	The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund’s fiscal year. The following trustees deferred compensation from the Fund during the fiscal year ended October 31, 2007: Mr. Bowman, $52,964; Mr. Kearns, $34,813; and Mr. Reed $53,550.

(3)	The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2007 before deferral by the Trustee under the DC Plan. As of December 31, 2007, the value including interest of the deferral accounts across the Fund Complex for Messrs. Bowman, Kearns, Reed and Reid pursuant to the deferred compensation plans was $280,314, $1,090,394, $207,268 and $904,961, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

(4)	Mr. Higgins was approved to receive an annual retainer fee of $180,000 at the February 20-21, 2007 Board meeting.

Prior to December 31, 2003, 49 of the Retail Funds (the ‘‘Adopting Funds’’) had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an ‘‘Eligible Trustee’’) would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee’s retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund’s Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2007, and the estimated retirement benefits for the Independent Trustees from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

Name of Independent Trustee	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds
Michael Bozic	$17,614	$46,871
Manuel H. Johnson	18,586	68,630
Michael E. Nugent	29,524	61,377

(1)	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee’s life.

INVESTMENT ADVISER

The Adviser to the Fund, Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2007, the Adviser, together with its affiliated asset management companies, had approximately $582.4 billion in assets under management or supervision.

Under the Investment Advisory Agreement (the‘‘Agreement’’) with the Fund, the Adviser, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objectives and policies of the Portfolios, manages the investment and reinvestment of the assets of the Portfolios.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for each Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio’s daily net assets.

The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.70% and 0.50% of their average daily net assets, respectively. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses certain investment related expenses, such as interest expense on borrowing. If these expenses were included, each Portfolio’s total annual portfolio operating expenses after voluntary fee waivers and/or reimbursements would exceed the percentage limits stated above. These fee waivers and expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice. For the fiscal years ended October 31, 2005, 2006 and 2007 the Fund paid the following advisory fees:

	Advisory Fees Paid						Advisory Fees Waived
Portfolio	2005 (000)		2006 (000)		2007 (000)		2005 (000)		2006 (000)		2007 (000)
Money Market Portfolio	$940		$928		$4,980		$4,083		$5,032		$8,143
Prime Portfolio	5,089		9,493		16,702		14,341		15,604		24,164
Government Portfolio	—	**	833		2,205		2,219		4,259		4,511
Government Securities Portfolio	—	*	—	*	—	*	—	*	—	*	—	*
Treasury Portfolio	—	**	—	**	—	**	158		61		1,030
Treasury Securities Portfolio	—	*	—	*	—	*	—	*	—	*	—	*
Tax-Exempt Portfolio	—	**	136		507		519		1,153		2,166

*	Not in operation during period.
**	Indicates amount less than $1,000.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund’s Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or ‘‘interested persons’’ (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Portfolio. If the holders of the Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by the Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days’ written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon 90 days’ written notice to the Fund.

Investment Sub-Adviser

Morgan Stanley Investment Advisors Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, served as the investment sub-adviser to the Portfolios pursuant to an investment sub-advisory agreement with the Adviser. As compensation for managing the day-to-day investments of the Portfolios, the Adviser paid MSIA 40% of the investment advisory fee that the Adviser received from each Portfolio (net of applicable fee waivers). This investment sub-advisory agreement terminated on September 26, 2007.

Proxy Voting Policies and Procedures and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates (‘‘MSIM’’).

A copy of MSIM’s Proxy Voting Policy (‘‘Proxy Policy’’) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund’s most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/msim. The Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Approval of the Investment Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Agreement is available in the Fund’s semi-annual report to shareholders for the six months ended April 30, 2007.

PRINCIPAL UNDERWRITER

Morgan Stanley Distribution, Inc. (the ‘‘Distributor’’) serves as the Fund’s distributor. The principal business address of the Distributor is One Tower Bridge Road, West Conshohocken, Pennsylvania 19428. The Distributor is a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley.

The Distributor distributes the shares of the Fund pursuant to a distribution agreement (the ‘‘Distribution Agreement’’). Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund’s shares.

The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund’s Board, including a majority of those Trustees who are parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

Ronald E. Robison and Stefanie V. Chang Yu, Officers of the Fund, also serve as directors or officers of the Distributor.

SERVICE AND DISTRIBUTION OF SHARES

Administration Plans

The Fund has entered into an Administration Plan with respect to its Service Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Service Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.05% of each Portfolio’s average daily net assets of Service Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for providing the following services: processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; receiving and transmitting funds representing the purchase price or redemption proceeds of such shares; and forwarding shareholder communications such as prospectus updates, proxies and shareholder reports.

For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Service Class paid $166,459, $548,992, $183,743, $51 and $51, respectively, to compensate the Distributor pursuant to the Service Class Administration Plan.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Service Class paid $143, $24,136, $228, $51 and $51, respectively, to compensate the Distributor pursuant to the Service Class Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Service Class paid $51, $1,140, $6,119, $51 and $51, respectively, to compensate the Distributor pursuant to the Service Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund also has entered into an Administration Plan with respect to its Investor Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Investor Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee of 0.10% of each Portfolio’s average daily net assets of Investor Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for making available the following services: (a) acting, or arranging for another party to act, as recordholder and nominee of all shares of such class beneficially owned by shareholders of the Fund; (b) providing sub-accounting with respect to shares of such class of a Portfolio beneficially owned by shareholders or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to shares of such class owned by each shareholder; (c) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of such class; (d) providing periodic statements to each shareholder showing account balances and transactions during the relevant period and (e) processing dividend payments.

For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Investor Class paid $556, $36,781, $217,348, $144 and $6,798, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Investor Class paid $171, $13,230, $348,863, $99 and $259, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Investor Class paid $99, $14,280, $208,150, $99 and $114, respectively, to compensate the Distributor pursuant to the Investor Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

The Fund has entered into an Administration Plan with respect to its Administrative Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Administrative Class Shares, is authorized to pay the Distributor a monthly or quarterly administration fee which shall not exceed during any one year 0.15% of the average daily net assets of Administrative Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Administrative Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Administrative Class Shares will be assessed for making available the following shareholder administration services: (f) receiving, tabulating and transmitting proxies; (g) responding to shareholder inquiries relating to such class of shares or these services; and (h) providing sweep services (‘‘Sweep Services’’) which may include: (i) providing the necessary computer hardware and software which links the service organization to an account management system; (ii) providing software that aggregates a shareholder’s orders and establishes an order to purchase or redeem shares of a Portfolio based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Administrative Class paid $19,516, $10,188, $55,937, $6,509 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Administrative Class paid $150, $150, $49,544, $150 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Administrative Class paid $150, $150, $36,953, $150 and $150, respectively, to compensate the Distributor pursuant to the Administrative Class Administration Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such shares; (ii) provide services to other Service Organizations intended to facilitate or improve a Service Organization’s services to shareholders of the Fund with respect to the Portfolios; and/or (iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Fund, on behalf of the respective class of each Portfolio, and such Service Organizations.

Service and Shareholder Administration Plan

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares to pay the Distributor to compensate Service Organizations (defined below) who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Advisory Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Advisory Class Shares owned beneficially by the customers of such Service Organizations during such period. An initial 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Advisory Class Shares will be assessed for providing some or all of the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Advisory Class Shares will be assessed for making available some or all of the following shareholder services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Fund and other investors about the status of their accounts or about other aspects of the Fund or the applicable Portfolio; (j) acting as liaison between shareholders and the Fund, including obtaining information from the Fund and assisting the Fund in correcting errors and resolving problems; (k) assisting shareholders of the Fund in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization; and (l) displaying and making prospectuses available to existing shareholders on the Service Organization’s premises.

For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $100,947, $732,725, $512,133, $299,619 and $55,202, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $21,907, $145,311, $379,428, $74,102 and $44,942, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $1,114, $83,776, $102,135, $12,561 and $70,103, respectively, to compensate the Distributor pursuant to the Service and Shareholder Administration Plan. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

Shareholder Service Plan

The Fund has entered into a Shareholder Service Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations (defined above) for providing personal and account maintenance services and administrative services to shareholders. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall not exceed during any one year 0.25% of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Such service fee is assessed as follows: an initial 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (a) through (e) above; an additional 0.05% of the average daily net assets of the Participant Class Shares will be assessed for making available the services listed in (f) through (h) above; and an additional 0.10% of the average daily net assets of the Participant Class Shares will be assessed for making available some or all of the services listed in (i) through (l) above.

For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $393, $1,403, $250, $1,080 and $9,639, respectively, to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $393, $251, $267, $386 and $251, respectively, to compensate the Distributor pursuant to the Participant Class Shareholder Service Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios paid $251, $251, $272, $251 and $253, respectively, to compensate the Distributor pursuant to the Shareholder Service Plan. These fees were used to reimburse third-parties for shareholder administration-related and personal and account maintenance services performed on behalf of the Fund.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class Shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly service fee which shall be assessed at an annual rate of 0.05% of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Share Class.

For the fiscal year ended October 31, 2007, the Money Market, Treasury and Tax-Exempt Portfolios paid $105,155, $3,403 and $150,401, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan.

For the fiscal year ended October 31, 2006, the Money Market, Treasury and Tax-Exempt Portfolios paid $11,209, $26 and $9,108, respectively, to compensate the Distributor pursuant to the Cash Management Class Shareholder Service Plan.

Distribution Plan

The Fund has also entered into a Distribution Plan with respect to its Participant Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Participant Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Participant Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to an amendment approved by the Board effective February 6, 2006, the distribution fee was 0.15%. Distribution related services for which the Distributor or a Service Organization may be compensated include any activities or expenses primarily intended to result in the sale of Participant Class shares, including, but not limited to: distribution of sales literature and advertising materials; and compensation to broker/dealers who sell Participant Class shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer to shareholders in connection with the sale of Participant Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell shares. The Fund, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2007, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Participant Class paid $393, $1,403, $250, $1,080 and $9,639, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan.

For the fiscal year ended October 31, 2006, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Participant Class paid $359, $217, $228, $352 and $217, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan. For the fiscal year ended October 31, 2005, the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios of the Participant Class paid $150, $150, $163, $150 and $152, respectively, to compensate the Distributor pursuant to the Participant Class Distribution Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Finally, the Fund has entered into a Distribution Plan with respect to its Cash Management Class Shares to pay the Distributor to provide for, or to compensate Service Organizations for providing distribution related services. Under the Plan, the Fund, on behalf of the Cash Management Class Shares, is authorized to pay the Distributor a monthly or quarterly distribution fee which shall not exceed during any one year 0.25% (which is assessed annually) of the average daily net assets of Cash Management Class Shares owned beneficially by the customers of such Service Organizations during such period. Prior to an amendment approved by the Board effective April 25, 2006, the 12b-1 distribution fee was 0.05%. Distribution related services for which the Distributor may be compensated include any activities or expenses primarily intended to result in the sale of Cash Management Class Shares including, but not limited to, printing and distribution of sales literature and advertising materials, and compensation to broker/dealers who sell Cash Management Class Shares. The Distributor may negotiate with any such broker/dealer the services to be provided by the broker/dealer in connection with the sale of Cash Management Class shares, and all or any portion of the compensation paid to the Distributor pursuant to this Distribution Plan may be reallocated by the Distributor to broker/dealers who sell Shares. The Fund, on behalf of the Cash Management Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares. The Distributor may retain any portion of the fees it does not expend in meeting its obligations to the Fund.

For the fiscal year ended October 31, 2007, the Money Market, Treasury and Tax-Exempt Portfolios of the Cash Management Class paid $525,775, $17,017 and $752,003, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan.

For the fiscal year ended October 31, 2006, the Money Market, Treasury and Tax-Exempt Portfolios of the Cash Management Class paid $56,068, $155, and $45,564, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan. For the fiscal year ended October 31, 2005, the Money Market, Treasury and Tax-Exempt Portfolios of the Cash Management Class paid $11, $11, and $11, respectively, to compensate the Distributor pursuant to the Cash Management Class Distribution Plan. These fees were used to reimburse third-parties for various Fund administration activities performed on behalf of the Fund.

Continuance of each Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not ‘‘interested persons’’ of the Fund within the meaning of the 1940 Act. The Plans require that quarterly written reports of amounts spent under each respective Plan and the purposes of such expenditures be furnished to and review by Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plans will require approval by a majority of the Trustees of the Fund and of the Trustees who are not ‘‘interested persons’’ of the Fund.

Revenue Sharing

The Adviser and/or the Distributor may pay additional compensation, out of their own funds and not as an expense of the Portfolios, to affiliates, certain insurance companies and/or other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (‘‘Intermediaries’’) in connection with the sale or retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Intermediaries for the purpose of promoting the sale of Portfolio shares, maintaining share balances, and/or for sub-accounting, recordkeeping, administrative or transaction processing services. Such payments are in addition to any distribution-related or shareholder servicing fees that may be payable by the Portfolios.

The additional payments are generally based on other measures as determined by the Adviser or the Distributor (e.g. gross sales or number of accounts). The additional payments currently made to certain affiliated entities of the Adviser or the Distributor (‘‘Affiliated Entities’’) and Intermediaries include the following annual amounts paid out of the Adviser’s or the Distributor’s own funds;

(1)	For sales of shares of the Fund, a range in an amount equal to 0.03% to 0.10% of the assets in the accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such Intermediaries and their representatives or employees with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Affiliated Entity or the Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares. Investors should review carefully any disclosure provided by an Affiliated Entity or Intermediary as to its compensation.

FUND ADMINISTRATION

The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Trustees of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund’s arrangements with its custodian, and assistance in the preparation of the Fund’s registration statement under federal laws. The Administration Agreement also provides that the Adviser, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

Sub-Administrator.    Under an agreement between the Adviser and J.P. Morgan Investor Services Co. (‘‘J.P. Morgan’’), J.P. Morgan, a corporate affiliate of J.P. Morgan Chase Bank, provides certain administrative services to the Fund. The Adviser supervises and monitors the administrative services provided by J.P. Morgan. Their services are also subject to the supervision of the officers and Board of Trustees of the Fund.

For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid the following administrative fees (no administrative fees were waived):

	Administrative Fees Paid[1]
Portfolio	2005 (000)		2006 (000)		2007 (000)
Money Market Portfolio	$1,679		$1,997		$4,382
Prime Portfolio	6,496		8,417		13,649
Government Portfolio	741		1,707		2,249
Government Securities Portfolio		*		*		*
Treasury Portfolio	53		20		347
Treasury Securities Portfolio		*		*		*
Tax-Exempt Portfolio	175		433		892

[1]	The figures in this table do not include certain out-of-pocket expenses of the Administrator that were reimbursed by the Fund.
*	Not operational during the period.

OTHER SERVICE PROVIDERS

Custodian.    J.P. Morgan Chase & Co., located at 3 Chase MetroTech Center, Brooklyn, NY 11245, serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

Transfer and Dividend Disbursing Agent.    J.P. Morgan, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds’ Transfer Agent and Dividend Disbursing Agent.

Independent Registered Public Accounting Firm.    Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5072, serves as independent registered public accounting firm for the Fund and audits the annual financial statements of the Portfolios of the Fund.

Fund Counsel.    Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Fund’s legal counsel.

BROKERAGE TRANSACTIONS

Portfolio Transactions

The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for each Portfolio and any other portfolios the Fund may establish. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser’s knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser’s knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

In seeking to implement the Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios and any other portfolios the Fund may establish or the Adviser.

The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and any other portfolios the Fund may establish and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

As a wholly-owned subsidiary of Morgan Stanley, the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the ‘‘Affiliated Brokers’’). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.

GENERAL INFORMATION

Fund History

Morgan Stanley Institutional Liquidity Funds is an open-end, management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003 and amended as of July 25, 2005.

Description of Shares and Voting Rights

The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All classes of shares of beneficial interest of each Portfolio are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Service Class, Investor Class, Administrative Class,

Advisory Class, Participant Class and Cash Management Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see, ‘‘Service and Distribution of Shares’’).

The Fund’s Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the Prospectuses.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund’s property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund’s assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to the Fund’s shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

Dividends and Distributions

The Fund’s policy is to distribute substantially all of the Portfolios’ net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically reinvested in additional shares of the Portfolios at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

The Portfolios and any other portfolios which the Fund may establish from time to time are treated as a separate entity (and hence, as a separate ‘‘regulated investment company’’) for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

Special Considerations for the Portfolio.    The Portfolios declare income dividends daily on each business day and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholders activity for the Portfolios. Actual income, expenses and shareholders activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

Shareholders of record are those shareholders who have submitted a purchase order prior to the following times for each Portfolio and who have submitted payment for their shares prior to the close of Fed wire that day: for the Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio — 5.00 p.m. Eastern Time; for the Government Securities Portfolio and Treasury Securities Portfolio — 3:00 p.m. Eastern Time; and for the Tax-Exempt Portfolio — 2:00 p.m. Eastern Time. Shareholders who redeem prior to such respective times are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Portfolio was open for business. Net realized short-term capital gains, if any, of the Portfolios will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

TAX CONSIDERATIONS

The Portfolios and any other portfolios which the Fund may establish from time to time each is or will be treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

The Portfolios intend to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Portfolios expect to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gain net income for the one-year period ending October 31st of that year, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income including, but not limited to, dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income and 90% of its investment company taxable income; and (ii) at the close of each quarter of the Portfolio’s taxable year, the Portfolio must diversify its assets, including the requirement that (a) at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations, and (b) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in the same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers. Net income derived from an interest in a ‘‘qualified publicly traded partnership,’’ as defined in the Internal Revenue Code (the ‘‘Code’’), will be treated as qualifying income. In addition, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company’s total assets may be invested in the securities of one or more qualified publicly traded partnerships.
Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio’s fiscal year on certain futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio’s other investments and shareholders will be advised of the nature of the payments.

The Fund is required by federal law to withhold U.S. federal income tax at the rate of 28% (as of the date of this SAI) of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this backup withholding requirement, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of U.S. tax on distributions made by a Portfolio of investment income and short-term capital gains. Dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Portfolio as ‘‘interest-related dividends’’ or ‘‘short-term capital gain dividends,’’ will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning before January 1, 2008.

Although income received on direct U.S. Government obligations is taxable at the federal level, when received by a shareholder such income may be exempt from state tax, depending on the state. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states. Income of a Portfolio received on municipal obligations is normally exempt from federal income tax. The income from some municipal securities is subject to the federal ‘‘alternative minimum tax.’’

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if held for twelve months or less. Under current law, the maximum rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital would return to 20% in 2011. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount of cash received (or the fair market value of any property received) and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances, a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Portfolio, followed by the purchase of shares in the second Portfolio. If a shareholder realizes a loss on the redemption or exchange of a Portfolio’s shares and receives securities that are considered substantially identical to that Portfolio’s shares or reinvests in that Portfolio’s shares within 30 days before or after the redemption or exchange, the transactions may be subject to the ‘‘wash sale’’ rules, if applicable, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct capital losses may be subject to other limitations under the Code.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 2008, the following represents persons or entities that own of record or beneficially, more than 5% of the shares of any Class of the following Portfolio’s outstanding shares:

ADMINISTRATIVE CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Government	The Board of Education of the TWP of Allamuchy in the County of Warren 20 Johnsonburg Rd Allamuchy, NJ 07820	20,293,666	19.67%
Government	PFS Holding Company 427 W 12th St Suite 100 Kansas City, MO 64105	18,179,566	17.62%
Government	The Bank of New York as Trustee to the Camden County Municipal Utilities Authority Special Reserve Fund 385 Rifle Camp Rd 3rd Fl West Paterson, NJ 07424	17,017,983	16.49%
Government	The Bank of New York as Trustee to the Bergen County Utilities Authority Debt Service Reserve Fund 385 Rifle Camp Rd 3rd Fl West Paterson, NJ 07424	15,542,603	15.06%
Government	The Board of Education of the Borough of Madison in the County of Morris 359 Woodland Rd Madison, NJ 07940	11,330,081	10.98%
Government	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	7,258,238	7.03%
Government	Pennsylvania Intergovernmental Cooperation Authority PICA 1429 Walnut St 14th Fl Philadelphia, PA 19102	6,368,559	6.17%
Money Market	Wachovia Capital Markets LLC 1525 West WT Harris Blvd Charlotte, NC 28288	19,576,730	99.49%
Prime	Bank of NY Trust Co as Trustee for Harrisburg Park Authority One Oxford Centre Suite 1100 301 Grant St Pittsburgh, PA 15219	7,131,361	66.88%
Prime	Wachovia Capital Markets LLC 1525 West WT Harris Blvd Charlotte, NC 28288	3,430,820	32.18%
Tax-Exempt	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	100.00%
Treasury	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	100.00%

ADVISORY CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Government	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	158,466,021	37.06%
Government	Amalgamated Bank of Chicago One West Monroe 3rd Fl Chicago, IL 60603	151,470,434	35.42%
Government	Citibank FBO ITR Revenue Stabilization 111 Wall St 15th Fl Zone 8 New York, NY 10005	35,834,617	8.38%
Government	Winston & Strawn LLP 35 West Wacker Dr Suite 4200 Chicago, IL 60601	30,430,639	7.12%
Money Market	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	29,353,899	81.15%
Money Market	Wachovia Capital Markets LLC 1525 West WT Harris Blvd Charlotte, NC 28288	5,319,763	14.71%
Prime	Citibank N.A. FBO Indemnification Escrow Account 388 Greenwich St 14th Fl New York, NY 10013	330,897,753	59.18%
Prime	Midland Loan Services Inc 10851 Mastin St Suite 300 Overland Park, KS 66210	80,511,361	14.40%
Prime	Amalgamated Bank of Chicago One West Monroe 3rd Fl Chicago, IL 60603	36,038,816	6.45%
Prime	Citibank N.A. FBO Florida East Coast Industries Inc 111 Wall St 15th Fl New York, NY 10005	32,294,892	5.78%
Tax-Exempt	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	21,634,212	75.40%
Tax-Exempt	Midland Loan Services Inc As Agent for PNC Arcs LLC 10851 Mastin St Suite 300 Overland Park, KS 66210	3,957,870	13.79%
Tax-Exempt	Wachovia Capital Markets LLC 1525 West WT Harris Blvd Charlotte, NC 28288	1,519,557	5.30%
Treasury	Amalgamated Bank of Chicago One West Monroe 3rd Fl Chicago, IL 60603	60,010,862	35.14%
Treasury	The Bank of New York as Trustee for Mission Health Inc 10161 Centurion Parkway Jacksonville, FL 32256	49,984,552	29.27%

ADVISORY CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Treasury	Carolina First Bank as Custodian for SDGC Facility Account 1501 Main St 3rd Fl Columbia, SC 29201	28,262,560	16.55%
Treasury	Carolina First Bank as Custodian for SDGC Series C Bonds Account 1501 Main St 3rd Fl Columbia, SC 29201	24,676,743	14.45%

CASH MANAGEMENT CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Money Market	John C Goff 777 Main St Suite 2100 Fort Worth, TX 76102	13,511,180	6.35%
Money Market	Knowles Science Teaching Fund 1000 N Church St Moorestown, NJ 08057	12,456,012	5.86%
Treasury	Jonathan Eilian & H Pierre as Trustee For Stonegate Trust 3470 N Lake Shore Dr Chicago, IL 60657	12,057,441	32.49%
Treasury	Karen Elaine Shapiro as Trustee for Shapiro Family Trust 365 Whippoorwill Rd Chappaqua, NY 10514	11,297,285	30.44%
Treasury	Ruth Musikantow as Trustee for the Ruth Musikantow Trust 7601 North Lincoln Ave Apt 502 Skokie, IL 60077	3,296,579	8.88%

INSTITUTIONAL CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Government	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	1,995,050,374	16.66%
Government	Daimler Chrysler Corporation CBA Benefit Trust 1000 Chrysler Dr Auburn Hills, MI 48326	1,180,964,332	9.86%
Government	Elf Special Financing Ltd C/O Lasalle Bank N/A 540 W Madison Suite 1833 Chicago, IL 60661	750,000,000	6.26%
Money Market	JPMorgan Chase WSS Restricted Funds 14201 Dallas Parkway 2nd Fl Dallas, TX 75254	1,895,569,487	15.67%
Money Market	Harris Nesbitt Corp as Custodian for Harris FCM Client Group 111 West Monroe Lower Level East Chicago, IL 60603	1,195,941,175	9.89%

INSTITUTIONAL CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Money Market	Chicago Mercantile Exchange Inc Customer Segregated Account 20 S Wacker Dr Chicago, IL 60606	1,109,412,894	9.17%
Money Market	Morgan Stanley & Co Inc Commodity Customer Funds One New York Plaza New York, NY 10004	1,004,000,000	8.30%
Money Market	Morgan Stanley & Co Inc Secured Amount Account One New York Plaza New York, NY 10004	1,003,000,000	8.29%
Money Market	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	837,132,596	6.92%
Prime	Hare & Co STIF Dept 111 Sanders Creek Pkwy East Syracuse, NY 13057	4,568,902,774	20.46%
Prime	Harris Nesbitt Corp as Custodian for Harris FCM Client Group 111 West Monroe Lower Level East Chicago, IL 60603	1,649,439,700	7.39%
Prime	United Parcel Service 55 Glenlake Pkwy Atlanta, GA 30328	1,600,054,341	7.17%
Prime	Mellon Bank NA One Mellon Financial Center 500 Grant St Pittsburgh, PA 15258	1,502,393,025	6.73%
Prime	Morgan Stanley Market Products Inc One New York Plaza 4th Fl New York, NY 10004	1,432,650,913	6.42%
Prime	Band & Co C/O US Bank Corp Trust 1555 N Rivercenter Dr Suite 302 Milwaukee, WI 53212	1,194,093,086	5.35%
Tax-Exempt	Edwin McCall Crawford & Linda Trexler Crawford 4410 Howell Place Nashville, TN 37205	250,881,925	11.13%
Tax-Exempt	Goldman Sachs Global Cash Services FBO Goldman Sachs & Co Customers 71 S Wacker Dr Suite 500 Chicago, IL 60606	144,295,512	6.40%
Treasury	Morgan Stanley & Co Inc FBO 038C66019 201 Harborside Financial Center Plaza III Fl 2 Jersey City, NJ 07311	677,244,693	11.84%

INSTITUTIONAL CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Treasury	Morgan Stanley & Co Inc FBO 038C69708 201 Harborside Financial Center Plaza III Fl 2 Jersey City, NJ 07311	640,480,051	11.20%
Treasury	Morgan Stanley & Co Inc FBO 038C66068 201 Harborside Financial Center Plaza III Fl 2 Jersey City, NJ 07311	538,121,588	9.41%
Treasury	NRG Energy Inc 211 Carnegie Center Princeton, NJ 08540	315,000,000	5.51%
Treasury	Morgan Stanley & Co Inc FBO 038C73080 201 Harborside Financial Center Plaza III Fl 2 Jersey City, NJ 07311	304,477,377	5.32%
Treasury	Wachovia Capital Markets LLC 1525 West WT Harris Blvd Charlotte, NC 28288	296,551,358	5.19%
Treasury	Mirant Corp 1155 Perimeter Center West Atlanta, GA 30338	291,915,034	5.11%

INVESTOR CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Government	Band & Co C/O US Bank Corp Trust PO Box 1787 Milwaukee, WI 53201	113,658,461	66.94%
Government	JE Dunn Construction Group 929 Holmes St Kansas City, MO 64106	38,356,623	22.59%
Money Market	National Specialty Insurance Co 8200 Anderson PO Box 24622 Fort Worth, TX 76120	986,213	68.79%
Money Market	State & County Mutual Fire Insurance Co 8200 Anderson PO Box 24622 Fort Worth, TX 76120	340,206	23.73%
Money Market	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	6.98%
Prime	Lockton Cos Inc 444 W 47th St Suite 900 Kansas City, MO 64112	16,434,505	46.73%
Prime	Lockton Management LLC Central Treasury 444 W 47th St Suite 900 Kansas City, MO 64112	13,544,918	38.51%

INVESTOR CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Tax-Exempt	Black & Veatch Australia Property Ltd 11401 Lamar Ave Overland Park, KS 66211	26,107,733	63.99%
Tax-Exempt	Teal Assurance Co 11401 Lamar Ave Overland Park, KS 66211	14,586,240	35.75%
Treasury	Patricia H Sturd Childrens Account 12955 Monrovia Overland Park, KS 66213	132,722	36.33%
Treasury	Patricia H Sturd 12955 Monrovia Overland Park, KS 66213	132,635	36.30%
Treasury	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	27.37%

PARTICIPANT CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Government	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	100.00%
Money Market	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	100.00%
Prime	Citibank as Escrow Agent For Stanley Security Solutions 111 Wall St 15th Fl New York, NY 10005	3,010,580	76.66%
Prime	Citibank FBO SGS – Midwest Seeds 388 Greenwich St 14th Fl New York, NY 10013	516,572	13.15%
Prime	Citibank FBO SGS – Alvey 111 Wall St 15th Fl New York, NY 10005	300,060	7.64%
Tax-Exempt	Midland Loan Services Inc as Agent For Deutsche Bank Mortgage Services LLC 10851 Mastin St Suite 300 Overland Park, KS 66210	20,375,016	99.51%
Treasury	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	46.88%
Treasury	Willard Presbyterian Church Leo Day Memorial Fund 800 S State Hwy AB Willard, MO 65781	72,387	33.94%

PARTICIPANT CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Treasury	Linda Cameron Leo W Day Revenue Trust 815 Barwick Pl Willard, MO 65781	40,920	19.18%

SERVICE CLASS
PORTFOLIO	NAME AND ADDRESS	NUMBER OF SHARES	% OF CLASS
Government	Citibank NA Escrow 111 Wall St 15th Fl New York, NY 10005	1,066,305,671	87.76%
Government	Union Bank Trust Nominee SIMF Omnibus Reinvest 530 B St San Diego, CA 92101	93,191,635	7.67%
Money Market	Bama Sea Products Inc 756 28th St South St Petersburg, FL 33712	1,449,342	92.91%
Money Market	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	6.41%
Prime	Wachovia Capital Markets LLC 1525 West WT Harris Blvd Charlotte, NC 28288	28,896,220	33.49%
Prime	Mellon Bank NA AIS Operations 500 Ross St Pittsburgh, PA 15262	27,084,000	31.39%
Prime	Citibank NA as Trustee For Hart 2006-B Collection Account 111 Wall St 15th Fl New York, NY 10005	25,330,105	29.35%
Prime	Citibank NA as Trustee For Hart 2006-B Reserve Account 111 Wall St 15th Fl New York, NY 10005	4,880,777	5.66%
Tax-Exempt	Morgan Stanley Investment Management Controllers 195 Broadway 19th Fl New York, NY 10007	100,000	100.00%
Treasury	Band & Co C/O US Bank Corp Trust PO Box 1787 Milwaukee, WI 53201	75,000,007	99.87%

The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to ‘‘control’’ (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios. As of the date of this SAI, the aggregate number of shares of beneficial interest of the Portfolios owned by the Fund’s officers and Trustees as a group was less than 1% of each Portfolio’s shares of beneficial interest outstanding.

PERFORMANCE INFORMATION

Calculation of Yield

The tables below describe the current yields of each class of the Portfolios for the 7-day period ended October 31, 2007 and the effective yields of the Portfolios for the 7-day period ended October 31, 2007. No information is provided for the Government Securities Portfolio or the Treasury Securities Portfolio because they were not operational during the fiscal year ended October 31, 2007.

	Current Yield 7-Day Period Ended October 31, 2007	Effective Yield 7-Day Period Ended October 31, 2007
Money Market Portfolio
Institutional Class	5.15%	5.28%
Service Class	5.10%	5.23%
Investor Class	5.05%	5.18%
Administrative Class	5.00%	5.12%
Advisory Class	4.90%	5.02%
Participant Class	4.65%	4.76%
Cash Management Class	4.85%	4.97%
Prime Portfolio
Institutional Class	5.11%	5.25%
Service Class	5.06%	5.19%
Investor Class	5.01%	5.14%
Administrative Class	4.96%	5.09%
Advisory Class	4.86%	4.98%
Participant Class	4.61%	4.72%
Government Portfolio
Institutional Class	4.82%	4.94%
Service Class	4.77%	4.89%
Investor Class	4.72%	4.84%
Administrative Class	4.67%	4.78%
Advisory Class	4.57%	4.68%
Participant Class	4.32%	4.42%
Treasury Portfolio
Institutional Class	4.58%	4.69%
Service Class	4.53%	4.64%
Investor Class	4.48%	4.59%
Administrative Class	4.43%	4.53%
Advisory Class	4.33%	4.43%
Participant Class	4.08%	4.17%
Cash Management Class	4.28%	4.38%
Tax-Exempt Portfolio
Institutional Class	3.37%	3.43%
Service Class	3.32%	3.38%
Investor Class	3.27%	3.33%
Administrative Class	3.22%	3.28%
Advisory Class	3.12%	3.17%
Participant Class	2.87%	2.91%
Cash Management Class	3.07%	3.12%

Taxable Equivalent Yields

Sample Level of Taxable Income		Federal Income Tax Brackets	Taxable Equivalent Rates Based on Tax-Exempt Yield of:
Joint Return	Single Return		3%	4%	5%	6%	7%	8%	9%	10%	11%
$0-15,650	$0-7,825	10%	3.33%	4.44%	5.56%	6.67%	7.78%	8.89%	10.00%	11.11%	12.22%
$15,650-63,700	$7,825-31,850	15%	3.53%	4.71%	5.88%	7.06%	8.24%	9.41%	10.59%	11.76%	12.94%
$63,700-128,500	$31,850-77,100	25%	4.00%	5.33%	6.67%	8.00%	9.33%	10.67%	12.00%	13.33%	14.67%
$128,500-195,850	$77,100-160,850	28%	4.17%	5.56%	6.94%	8.33%	9.72%	11.11%	12.50%	13.89%	15.28%
$195,850-349,700	$160,850-349,700	33%	4.48%	5.97%	7.46%	8.96%	10.45%	11.94%	13.43%	14.93%	16.42%
over $349,700	over $349,700	35%	4.62%	6.15%	7.69%	9.23%	10.77%	12.31%	13.85%	15.38%	16.92%

Note: Net amount subject to 2008 Federal Income Tax after deductions and exemptions, not indexed for 2007 income tax rates. The tables below describe the taxable equivalent yields and the taxable equivalent effective yields of each class of the Tax-Exempt Portfolio for the seven days ended October 31, 2007, assuming the same tax rate.

	Taxable Equivalent Yield	Taxable Equivalent Effective Yield
	7-Day Period Ended October 31, 2007	7-Day Period Ended October 31, 2007
Tax-Exempt Portfolio
Institutional Class	5.17%	5.26%
Service Class	5.09%	5.18%
Investor Class	5.01%	5.11%
Administrative Class	4.94%	5.03%
Advisory Class	4.78%	4.86%
Participant Class	4.40%	4.46%
Cash Management Class	4.71%	4.78%

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended October 31, 2007, including notes thereto and the reports of Ernst & Young LLP thereon, are incorporated herein by reference. A copy of the Annual Report dated October 31, 2007 will accompany the delivery of this SAI.

*****

This SAI and the Fund’s prospectuses do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement for the Fund may be obtained from the SEC.

APPENDIX A

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I.     POLICY STATEMENT

Introduction — Morgan Stanley Investment Management’s (‘‘MSIM’’) policy and procedures for voting proxies (‘‘Policy’’) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an ‘‘MSIM Affiliate’’ and collectively referred to as the ‘‘MSIM Affiliates’’ or as ‘‘we’’ below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds — collectively referred to herein as the ‘‘MSIM Funds’’), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the ‘‘named fiduciary’’ for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (‘‘Client Proxy Standard’’). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services — Institutional Shareholder Services (‘‘ISS’’) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the ‘‘Research Providers’’) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.    GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

A.    Routine Matters

We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports.

•	General updating/corrective amendments to the charter.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We may oppose proposals that relate to ‘‘the transaction of such other business which may come before the meeting,’’ and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.    Board of Directors

1.	Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.	We withhold or vote against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director’s consulting arrangements with the company, or material business relationships between the director’s employer and the company, also impair independence. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committees.

c.	We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a ‘‘bright line’’ test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.

e.	We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

f.	We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

2.	Board independence: We generally support proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.	Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to ‘‘declassify’’ the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

6.	Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

7.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

8.	Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

9.	Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C.    Corporate Transactions and Proxy Fights

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D.    Changes in Legal and Capital Structure

We generally vote in favor of management proposals for technical and administrative changes to a company’s charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.

1.	We generally support the following:

•	Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.

•	Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

•	Proposals to authorize share repurchase plans.

•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Proposals to effect stock splits.

•	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Proposals for higher dividend payouts.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•	Proposals to create ‘‘blank check’’ preferred stock.

•	Proposals relating to changes in capitalization by 100% or more.

E.    Takeover Defenses and Shareholder Rights

1.	Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

F.    Auditors

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.

G.    Executive and Director Remuneration

1.	We generally support the following proposals:

•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (‘‘run rate’’) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.

4.	Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (‘‘SEC’’) regulations generally will not be supported.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H.    Social, Political and Environmental Issues

We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

I.    Fund of Funds

Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.    ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the ‘‘Committee’’) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the ‘‘Corporate Governance Team’’). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (‘‘CIO’’), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A.    Committee Procedures

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize ‘‘split voting’’ (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or ‘‘override voting’’ (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (‘‘Index Strategies’’) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available.  If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.    Material Conflicts of Interest

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (‘‘Special Committee’’).

The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.    Identification of Material Conflicts of Interest

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.    Proxy Voting Reporting

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (‘‘AIP’’).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the ‘‘Fund’’) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a ‘‘Designated Person,’’ and collectively, the ‘‘Designated Persons’’), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

APPENDIX B — DESCRIPTION OF RATINGS

I.    Excerpts from Moody’s Investors Service, Inc.’s Corporate Bond Ratings:

Aaa: Judged to be of the best quality; carry the smallest degree of invest risk;

Aa: judged to be of high quality by all standards;

A: possess many favorable investment attributes and are to be considered upper medium grade obligations;

Baa: considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured;

Ba: judged to have speculative elements; their future cannot be considered well-assured;

B: assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

II.    Excerpts from Standard & Poor’s Rating Group’s Corporate Bond Ratings:

AAA: Highest rating assigned for an obligation; obligor has extremely strong capacity to meet its financial commitments;

AA: obligation differs from the highest-rated obligations only in small degree; obligor’s capacity to meet its financial commitment on the obligation is very strong;

A: obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; obligor’s capacity to meet its financial commitment on the obligation is still strong;

BBB: obligation exhibits adequate protection parameters; adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, and CC are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and CC the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (−): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

III.    Excerpts from Fitch, Inc.’s Corporate Bond Ratings:

AAA: Highest credit quality; denotes the lowest expectation of credit risk; assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality; denote expectations of very low credit risk; indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality; denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality; indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB: Speculative; indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative; indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC: Default of some kind appears probable.

C: Default is imminent.

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Default. Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

The modifiers ‘‘+’’ or ‘‘−’’ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-term rating category or to categories below CCC.

IV.    Excerpts from Moody’s Investors Service, Inc.’s Preferred Stock Ratings:

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s may apply numerical modifiers 1, 2 and 3 in each rating classification from ‘‘aa’’ through ‘‘b’’ in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

V.    Excerpts from Standard & Poor’s Rating Group’s Preferred Stock Ratings:

AAA: This is the highest rating that may be assigned by S&P’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. Bb indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (−): The ratings from AA for CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

VI.    Excerpts from Fitch, Inc’s Preferred Stock Ratings:

AAA: These preferred stocks are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay, which is unlikely to be affected by reasonably foreseeable events.

AA: These preferred stocks are considered to be investment grade and of very high credit quality. The obligor’s ability to pay is very strong, although not quite as strong as preferred stocks rated ‘‘AAA’’.

A: These preferred stocks are considered to be investment grade and of high credit quality. The obligor’s ability to pay is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than preferred stocks with higher ratings.

BBB: These preferred stocks are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these preferred stocks, and therefore, impair timely payment. The likelihood that the ratings of these preferred stocks will fall below investment grade is higher than for preferred stocks with higher ratings.

BB: These preferred stocks are considered speculative. The obligor’s ability to pay may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its dividend payment requirements.

B: These preferred stocks are considered highly speculative. While preferred in this class are currently meeting dividend payment requirements, the probability of continued timely payment reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: These preferred stocks have certain identifiable characteristics which, if not remedied, may lead to non-payment. The ability to meet obligations requires an advantageous business and economic environment.

CC: These preferred stocks are minimally protected. Non-payment seems probable over time.

C: These preferred stocks are in imminent non-payment.

DDD, DD AND D: These preferred stocks are in non-payment. Such preferred stocks are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery and D represents the lowest potential for recovery.

PLUS (+) OR MINUS (−): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

Morgan Stanley Institutional Liquidity Funds

PART C: OTHER INFORMATION

Post-Effective Amendment No. 7

ITEM 23.	EXHIBITS
(a)(1)

Declaration of Trust of the Registrant, dated February 13, 2003, is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(a)(2)	Amendment, dated July 25, 2005, to the Declaration of Trust of the Registrant, filed herein.
(a)(3)	Instrument Establishing and Designating Additional Class of Shares (with respect to the Cash Management Class), dated April 28, 2005, filed herein.
(b)

Amended and Restated By-Laws of the Registrant, dated October 23, 2003, is incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 31, 2003.

(c)	None.
(d) (1)

Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated October 23, 2003, is incorporated herein by reference to Exhibit (d)(1) to Post Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(d) (2)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc., is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(e)

Distribution Agreement, dated April 29, 2005, between the Registrant and Morgan Stanley & Co. Incorporated, is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(f)	Not applicable.
(g)

Custody Agreement, dated October 23, 2003, between the Registrant and JPMorgan Chase Bank, is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(h) (1)

Administration Agreement, dated October 23, 2003, between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(h) (2)

Sub-Administration Agreement, dated October 23, 2003, between Morgan Stanley Investment Management Inc. and JP Morgan Chase (now JPMorgan Chase Bank N.A.), is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(i) (1)

Opinion of Clifford Chance US LLP, dated July 26, 2005, is incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(i) (2)

Opinion of Dechert LLP, Massachusetts counsel, dated July 26, 2005, is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 26, 2005.

(i) (3)	Consent of Clifford Chance US LLP, dated February 27, 2008, filed herein.
(i) (4)	Not applicable.
(j)	Consent of Independent Registered Public Accounting Firm, dated February 25, 2008, filed herein.
(k)	Not applicable.
(l)

Investment Letter of Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m) (1)

Administration Plan adopted by the Service Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (2)

Administration Plan adopted by the Administrative Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (3)

Service and Shareholder Administration Plan adopted by the Advisory Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (4)

Administration Plan adopted by the Investor Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (5)

Shareholder Service Plan adopted by the Participant Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (6)

Shareholder Service Plan adopted by the Cash Management Class, dated April 25, 2006, is incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(m) (7)

Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated February 6, 2006, with respect to the Participant Class, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(m) (8)

Amended and Restated Distribution Plan, dated April 25, 2006, with respect to the Cash Management Class, is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(n)

Amended Multiple Class Plan pursuant to Rule 18f-3, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(o)	Not applicable.
(p) (1)

Code of Ethics of Morgan Stanley Investment Management, is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 28, 2007.

(p) (2)

Code of Ethics of the Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on February 28, 2006.

(q)	Powers of Attorney of Trustees, dated November 28, 2007, filed herein.

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ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25.	INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.8 of the Registrant’s By-Laws, the indemnification of the Registrant’s trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust and paragraph 8 of the Registrant’s Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant, in conjunction with the Investment Manager, the Registrant’s Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his

3

position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See “Fund Management” in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Morgan Stanley Investment Management Inc. (“Morgan Stanley Investment Management”). Morgan Stanley Investment Advisers is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management serve as directors, officers or employees:

Morgan Stanley Distribution, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Investment Advisors

Morgan Stanley Investment Management Inc.

Morgan Stanley Services Company Inc.

Van Kampen Advisors Inc.

Van Kampen Asset Management

Van Kampen Investment Inc.

Van Kampen Investor Services Inc.

522 Fifth Avenue, New York, New York 10036

Morgan Stanley Trust Company

Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

4

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.

NAME AND POSITION WITH MORGAN STANLEY INVESTMENT MANAGEMENT INC.	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Owen D. Thomas President and Chief Operating Officer

President and Chief Operating Officer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company Inc., Van Kampen Advisors Inc., Van Kampen Asset Management and Van Kampen Investments Inc.

Ronald E. Robison Managing Director and Director

Managing Director and Director of Van Kampen Asset Management, Van Kampen Investments Inc., Director and Chief Administrative Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc., Director of Morgan Stanley Distributors Inc., Morgan Stanley Trust, Morgan Stanley Distribution, Inc. and Van Kampen Investor Services Inc.

Amy R. Doberman Managing Director and Secretary	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management
Dennis F. Shea Managing Director and Chief Investment Officer – Global Equity Group	Managing Director and Chief Investment Officer - Global Equity Group of Morgan Stanley Investment Management
J. David Germany Managing Director and Chief Investment Officer – Global Fixed Income Group	Managing Director and Chief Investment Officer - Global Fixed Income Group of Morgan Stanley Investment Management
Carsten Otto Managing Director	Managing Director and Global Head of Compliance for Morgan Stanley Investment Advisors Inc. and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds.
Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management and Van Kampen Advisors Inc.
Kenneth Castiglia Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Asset Management.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

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In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or subadviser to several other registered investment companies.

ITEM 27.	PRINCIPAL UNDERWITERS

(a) Morgan Stanley Distribution, Inc. (“Morgan Stanley Distribution”) acts as the distributor for Morgan Stanley Institutional Fund Inc., Morgan Stanley Institutional Fund Trust and the Universal Funds, Inc., registered open-end management investment companies.

(b) The following information is given regarding directors and officers of Morgan Stanley Distribution not listed in Item 26 above. The principal address of Morgan Stanley Distribution and each director, officer and partner listed below is One Tower Bridge Road, West Conshohoken, PA 19428. None of the following persons has any position or office with the Registrant.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH MORGAN STANLEY DISTRIBUTION, INC.	POSITIONS AND OFFICES WITH THE FUND
Ronald E. Robison	Managing Director and Director	President and Principal Executive Officer
Kenneth Castiglia	Director	None
Michael Kiley	Director, Chief Executive Officer and President	None
Stefanie Chang Yu	Secretary	Vice President
Gina Gallagher	Chief AML Office	None
Evan Gordon	Vice President and Chief Compliance Officer	None
Joseph D’Auria	Financial and Operations Principal	None

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ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

J.P. Morgan Investor Services Co., Registrant’s sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

In addition, Morgan Stanley Investment Management Inc., Registrant’s investment adviser and administrator, 522 Fifth Avenue, New York, New York 10036, maintains possession of the Fund’s corporate organizational records, in addition to certain other records required by Rule 31a-1(b).

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of February, 2008.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
By:	/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE
(1) Principal Executive Officer	President and Principal Executive Officer	February 27, 2008
/s/ Ronald E. Robison
Ronald E. Robison

(2) Principal Financial Officer	Treasurer and Chief Financial Officer	February 27, 2008

/s/ James Garrett
James Garrett
(3) Majority of the Trustees
INDEPENDENT TRUSTEES
Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent (Chairman)
Manuel N. Johnson	W. Allen Reed
Fergus Reid
/s/ Carl Frischling		February 27, 2008
By: Carl Frischling
Attorney-In-Fact for the
Independent Trustees

MANAGEMENT TRUSTEE
James F. Higgins
/s/ Stefanie V. Chang Yu		February 27, 2008
By: Stefanie V. Chang Yu
Attorney-In-Fact for the
Management Trustee

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

EXHIBIT INDEX

(a)	(2)	Amendment to the Declaration of Trust, dated July 25, 2005.
(a)	(3)	Instrument Establishing and Designating Additional Class of Shares.
(i)	(3)	Consent of Clifford Chance US LLP.
(j)		Consent of Independent Registered Public Accounting Firm.
(q)		Powers of Attorney of Trustees.